UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                         c/o The CT Corporation System
                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)


                             SEI Investments Company
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND COMPASS GRAPHIC OMITTED]



BISHOP STREET
    FUNDS


ANNUAL REPORT
DECEMBER 31, 2004


EQUITY FUND
STRATEGIC GROWTH FUND
TAX MANAGED EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND


INVESTMENT ADVISER
BISHOP STREET
CAPITAL MANAGEMENT

[BISHOP STREET FUNDS LOGO OMITTED]

The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

--------------------------------------------------------------------------------
                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS
--------------------------------------------------------------------------------

      LETTER TO SHAREHOLDERS .............................................    2

      INVESTMENT ADVISER'S REPORT ........................................    4

      EQUITY FUND
            Management Discussion ........................................    7
            Statement of Net Assets ......................................    9

      STRATEGIC GROWTH FUND
            Management Discussion ........................................   14
            Statement of Net Assets ......................................   16

      TAX MANAGED EQUITY FUND
            Management Discussion ........................................   19
            Statement of Net Assets ......................................   21

      HIGH GRADE INCOME FUND
            Management Discussion ........................................   25
            Statement of Net Assets ......................................   27

      HAWAII MUNICIPAL BOND FUND
            Management Discussion ........................................   34
            Statement of Net Assets ......................................   36

      MONEY MARKET & TREASURY MONEY MARKET FUNDS
            Management Discussion ........................................   46
            Statements of Net Assets .....................................   48

      STATEMENTS OF OPERATIONS ...........................................   56

      STATEMENTS OF CHANGES IN NET ASSETS ................................   58

      FINANCIAL HIGHLIGHTS ...............................................   62

      NOTES TO FINANCIAL STATEMENTS ......................................   66

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............   74

      DISCLOSURE OF FUND EXPENSES ........................................   75

      NOTICE TO SHAREHOLDERS .............................................   77

      BOARD OF TRUSTEES AND OFFICERS .....................................   78

--------------------------------------------------------------------------------
                                  BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                      FUNDS
--------------------------------------------------------------------------------

[Gregory E. Ratte Photo Omitted]


"SUCCESS IS THE ABILITY TO GO FROM ONE FAILURE TO ANOTHER WITH NO LOSS OF ENTHUSIASM". - Sir Winston Churchill

As we look back at 2004, what lessons can we learn that will help us to better navigate through 2005? First, we review what went right, what went wrong, and where our crystal ball failed us. (Learning from setbacks greatly increases the odds of success in the future.)

On the economic front, our predictions of 4-5% in Gross Domestic Product growth, no Federal Reserve ("Fed") tightening until mid-year and a weaker dollar, in hindsight, looked pretty good. With that said, at the beginning of the year, we did not see oil spiking to over $50 a barrel. Even back in the low $40s where it ended the year, oil remained a much more significant risk to the economy than was anticipated. We also felt that the U.S. dollar would likely remain weak in 2004, but the magnitude of the decline was larger than expected. Given this decline, and the impact of the strong Euro on European growth, currency volatility will be one of the key stress points of the global system in 2005.

Regarding profits and the stock market, we were optimistic, but not nearly enough so. Our forecast of low double-digit growth in earnings per share compares with what will likely be an almost 20% growth rate, surpassing even 2003's impressive performance.

Finally, on interest rates, our call on the Fed was right, but our expectation of the upward pressure that this would put on longer-term interest rates was, in Wall Street parlance, "early" (Main Street for "wrong"). Despite clear language by the Fed signaling its desire to see interest rates higher across the curve,



Bishop Street Funds                     2

--------------------------------------------------------------------------------
                                              [BISHOP STREET FUNDS LOGO OMITTED]
--------------------------------------------------------------------------------


investors chose to focus on both moderate growth and moderate inflation, and 10-year Treasury rates actually ended a fraction of a percent below where they started the year.

So where does this review of our forecasts lead us? Back to Sir Winston's adage; wiser but no less enthusiastic about the opportunity for future success.

Thank you for your continued support and confidence.

Sincerely,



/s/ Gregory E. Ratte

Gregory E. Ratte
President and Chief Investment Officer
Bishop Street Capital Management


December 31, 2004                       3              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                           INVESTMENT ADVISER'S REPORT
                                      FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER'S REPORT

Among the top developments of 2004 was the precipitous rise in the price of oil, driven by surging Asian (mainly Chinese) demand, supply disruptions, and secular shrinkage in reserves. Although the price has moderated from its mid-$50s peak, its "normalized" price looks to be significantly and persistently higher than was ever envisioned at the beginning of the year. Rather unsurprisingly, therefore, in the stock market, Energy was the best performing sector of 2004, followed (rather surprisingly) by Utilities. What was true of oil was also true of most basic materials in 2004, as industrial growth in China (and a rebounding global economy) continued to stretch the world's reserves of steel, aluminum, and copper.

For U.S. firms, this meant higher input costs at a time when global competition limited the ability to pass through these increases. The year-long slide in the dollar (a positive for international sales, but a negative for most domestic companies) also raised producer costs. Profit margins, however, continued to be robust-so much so that analysts actually under-estimated the earning power of the S&P 500 Index in 2004 by the largest margin since 1988. For some context, consider that positive surprises of this kind have happened only five times since the mid-80's, twice in the last two years.

Continued productivity gains and low long-term interest rates neutralized the effects on profit margins of higher commodity costs and a weaker dollar. Earnings were higher than consensus estimates, boosting a market that, until the fourth quarter, looked quite troubled. The market gained further momentum by an end-of-year moderation in oil prices and, probably more importantly, the resolution of the presidential election. Ultimately, American corporations ended the year in good shape, with stronger corporate balance sheets. Higher corporate liquidity and the rising stock market also prompted an increase in merger and acquisition activities, share buybacks, and dividend payouts. Finally, IPO activity was higher in 2004 than in 2003, though still a far cry from the go-go 1990s.


Bishop Street Funds                     4

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                                              [BISHOP STREET FUNDS LOGO OMITTED]
--------------------------------------------------------------------------------


Looking into 2005, the outlook for the stock market is still good, but definitely not as good as last year. Earnings are likely to grow in line with economic expansion. However, given current valuations, we are unlikely to see an expansion in the price-earnings multiple investors are willing to pay for stocks. This translates into a respectable single-digit return opportunity, perhaps more modest than 2004, but still reflecting the performance of the overall economy.

Interest rates in the major global economies remained surprisingly low in 2004. This is especially puzzling in the U.S., given reasonably strong Gross Domestic Product growth, steady productivity gains, a weak dollar, massive trade and fiscal deficits, and burgeoning levels of consumer and government debt.

So why have bond yields remained so low? It appears that investors reassessed how quickly the Federal Reserve (the "Fed") would need to tighten monetary policy following the first Fed funds hike last June. As core inflation initially moved higher last spring, it appeared that the Fed was "behind the curve" and would need to raise its target rate sooner rather than later as a preventative measure. However, the U.S. economy subsequently slowed, with core inflation falling back to more tolerable levels. That reduced the need for aggressive Fed action. In addition, both consumer prices and inflation expectations remained constrained, despite the surprising increases in oil and commodity prices.

Low interest rates are also consistent with an abundance of global capital and savings. Current account surpluses and savings rates in Asia and the Euro Zone have been rising sharply and have been more than sufficient to finance existing capital spending needs, as well as our rapidly growing U.S. current account deficit. Thus, while there is a risk that U.S. Treasury yields could spike sharply higher if foreign central banks ever tire of accumulating U.S. dollar assets, we do not expect that to happen in the near term. We also think that the market has recognized that the Fed has moved aggressively enough to stay ahead of the inflation curve, rather than lagging behind, as was the case in past cycles.


December 31, 2004                       5              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                           INVESTMENT ADVISER'S REPORT
                                      FUNDS
--------------------------------------------------------------------------------


What might we expect in 2005? There is a lot to be concerned about. Financial imbalances loom large as our twin deficits (trade and government spending) expand to record levels. Geopolitical risks abound as we struggle to establish peace in the Middle East and continue our fight against terrorism. And as we witnessed over the holiday season, mother nature is certainly capable of dishing out its share of despair.

We should expect the Fed to continue to raise interest rates at a measured pace, slowly removing the stimulus that helped our economy recover from the recession and shocks of 2001. With that said, abundant global savings and currency intervention do not mean that bond yields cannot rise. The U.S. bond market will eventually move with the business cycle, and longer-term yields are likely to follow short-term yields higher even as the Fed continues to reduce the level of monetary stimulus.

For the near term, the benchmark 10-year Treasury yield appears stuck in a trading range between 4.00% and 4.75%. We expect that rates will remain in that range as long as the Fed continues moving at a "measured pace" to return its target rate back to neutral and there is no dramatic external shock to the global financial system.

We expect corporate bonds to continue to do well even though yield spreads have now tightened back to 1997 levels, as corporate balance sheets remain strong and there is little evidence that credit quality is deteriorating. For bond investors, the risk remains that activities such as share buybacks and merger and acquisition activity will hurt bond holders since these activities favor shareholders. Also, mortgages and callable-agencies (i.e., U.S. agency securities that may be called by the issuer) should perform well as interest volatility subsides. Finally, for taxable investors, the relative value of municipal securities remains very high because of their superior after-tax yield. All in all, it should be an interest--ing year indeed!

Bishop Street Funds                     6

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


Equity Fund
--------------------------------------------------------------------------------


The Bishop Street Equity Fund's Institutional Class returned 3.72% for 2004. These results reflect a bounce back in the equity market in the fourth quarter after essentially flat performance through the first three quarters of the year. Contributors to the market rally included continuing strong economic growth, an easing in the price of oil after a period of very rapid appreciation, and an end to the uncertainty of the election. Forecasts are for continued moderate-to-strong economic growth, although some deceleration in profit growth appears inevitable.

For the year, strong performance in the Energy sector positively impacted the Bishop Street Equity Fund's (the "Fund") relative performance, although Energy shares were slightly weak in the fourth quarter due to the fall in oil prices. On the negative side, the Health Care and Information Technology sectors adversely impacted performance. The pharmaceutical industry, which has been mired in controversy, particularly contributed to lagging returns for the year. Sector weightings had negligible impact on relative performance.

From a style standpoint, value stocks strongly outperformed growth stocks over the past year, just as they have over the last several years. Once again, small-capitalization stocks strongly outperformed large-capitalization stocks for the year. Neither of these market trends has been helpful to the Fund's relative performance.




December 31, 2004                       7              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE S&P 500 COMPOSITE INDEX,
       THE CONSUMER PRICE INDEX AND THE LIPPER DOMESTIC EQUITY AGGREGATE.

[Line Graphic Omitted] Plot points are as follows:

           Bishop Street    Bishop Street     S&P 500      Consumer          Lipper
           Equity Fund,     Equity Fund,     Composite       Price          Domestic
       Institutional Class#   Class A#         Index         Index      Equity Aggregate
1/31/97       $10,000          $ 9,425        $10,000       $10,000         $10,000
12/97          12,031           11,339         12,553        10,137          11,927
12/98          16,007           15,087         16,141        10,300          13,711
12/99          19,908           18,739         19,537        10,575          17,363
12/00          16,683           15,649         17,759        10,931          17,644
12/01          12,411           10,612         15,647        11,101          15,970
12/02           9,300            8,689         12,189        11,367          12,698
12/03          11,776           10,975         15,687        11,581          16,732
12/04          12,214           11,345         17,393        11,958          18,718


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           # Account value if you reinvested income and capital gains.

               AVERAGE ANNUAL TOTAL RETURNS+
-----------------------------------------------------------
      ONE        ANNUALIZED      ANNUALIZED     ANNUALIZED
     YEAR          3 YEAR          5 YEAR        INCEPTION
    RETURN         RETURN          RETURN         TO DATE
-----------------------------------------------------------
     3.72%         -0.53%          -9.31%           2.69%  Institutional Class*
-----------------------------------------------------------
     3.37%         -0.77%          -9.55%          -5.53%  Class A**
-----------------------------------------------------------
    -2.61%         -2.71%         -10.62%          -6.53%  Class A, with load***
-----------------------------------------------------------
  *  Commenced operations on 01/30/97.
 **  Commenced operations on 06/14/99.
***  Reflects 5.75% sales charge.
  + Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



Bishop Street Funds                     8

Equity Fund
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ---------------------------------------------------------------------
   1. General Electric                                          3.4%
  ---------------------------------------------------------------------
   2. Exxon Mobil                                               3.3%
  ---------------------------------------------------------------------
   3. Pfizer                                                    3.3%
  ---------------------------------------------------------------------
   4. Citigroup                                                 3.0%
  ---------------------------------------------------------------------
   5. American International Group                              2.7%
  ---------------------------------------------------------------------
   6. Johnson & Johnson                                         2.6%
  ---------------------------------------------------------------------
   7. Microsoft                                                 2.6%
  ---------------------------------------------------------------------
   8. IAC/InterActiveCorp                                       2.6%
  ---------------------------------------------------------------------
   9. Boston Scientific                                         2.4%
  ---------------------------------------------------------------------
  10. Wal-Mart Stores                                           2.4%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]
--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  16.6%  Financials
  14.8%  Information Technology
  14.1%  Health Care
  11.1%  Industrials
  10.1%  Consumer Discretion
   9.8%  Energy
   9.1%  Consumer Staples
   7.8%  Short-Term Investments
   4.6%  Materials
   2.0%  Telecommunications
--------------------------------------------------------------------------------
+PERCENTAGES BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.


                             STATEMENT OF NET ASSETS

                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

                              COMMON STOCK -- 98.5%
CONSUMER DISCRETION -- 10.8%
     41,230    Carnival                                                $  2,376
     56,990    Comcast, Cl A*                                             1,897
     44,932    Home Depot                                                 1,920
    168,953    IAC/InterActiveCorp* (A)                                   4,666
     21,707    Mohawk Industries*                                         1,981
     35,253    Omnicom Group (A)                                          2,973
     73,310    Viacom, Cl B                                               2,668
                                                                       --------
                                                                         18,481
                                                                       --------


December 31, 2004                       9              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

CONSUMER STAPLES -- 9.7%
     47,813    CVS                                                     $  2,155
     73,540    PepsiCo                                                    3,839
     61,290    Procter & Gamble                                           3,376
     75,300    Sysco                                                      2,874
     81,790    Wal-Mart Stores                                            4,320
                                                                       --------
                                                                         16,564
                                                                       --------
ENERGY -- 10.5%
     58,660    Devon Energy                                               2,283
    118,750    Exxon Mobil                                                6,087
    106,990    GlobalSantaFe (A)                                          3,543
     54,290    Halliburton                                                2,130
     58,668    Schlumberger Ltd.                                          3,928
                                                                       --------
                                                                         17,971
                                                                       --------
FINANCIALS -- 17.7%
     25,550    AMBAC Financial Group (A)                                  2,098
     35,933    American Express                                           2,026
     74,295    American International Group                               4,879
    112,173    Citigroup                                                  5,404
     32,400    Goldman Sachs Group                                        3,371
     90,400    JPMorgan Chase                                             3,526
     71,650    Morgan Stanley                                             3,978
     43,504    St. Paul Travelers                                         1,613
     56,280    Wells Fargo                                                3,498
                                                                       --------
                                                                         30,393
                                                                       --------
HEALTH CARE -- 15.0%
     42,050    Amgen*                                                     2,698
    123,707    Boston Scientific*                                         4,398
     22,370    Eli Lilly                                                  1,269
     56,210    Forest Laboratories* (A)                                   2,522
     17,661    Genzyme*                                                   1,026
     49,620    Gilead Sciences*                                           1,736
     74,849    Johnson & Johnson                                          4,747
    221,620    Pfizer                                                     5,959
     15,257    UnitedHealth Group                                         1,343
                                                                       --------
                                                                         25,698
                                                                       --------



Bishop Street Funds                    10

Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

INDUSTRIALS -- 11.8%
     19,482    3M                                                      $  1,599
    168,305    General Electric                                           6,143
     75,922    Pentair                                                    3,307
     86,090    Tyco International Ltd. (A)                                3,077
     27,460    Union Pacific                                              1,846
     30,420    United Parcel Service/Georgia, Cl B                        2,600
     16,690    United Technologies                                        1,725
                                                                       --------
                                                                         20,297
                                                                       --------
INFORMATION TECHNOLOGY -- 15.8%
    203,868    Applied Materials* (A)                                     3,486
    101,020    Cisco Systems*                                             1,950
     61,379    Dell*                                                      2,587
    188,990    Flextronics International Ltd.*                            2,612
    104,470    Intel                                                      2,444
     18,342    International Business Machines                            1,808
     23,732    Linear Technology                                            920
    174,884    Microsoft                                                  4,671
     77,089    Paychex                                                    2,627
     23,120    Qualcomm                                                     980
     21,190    SAP ADR                                                      937
     81,808    Symantec*                                                  2,107
                                                                       --------
                                                                         27,129
                                                                       --------
MATERIALS -- 5.0%
    100,756    Alcoa                                                      3,166
     32,540    Dow Chemical (A)                                           1,611
     84,160    Praxair                                                    3,715
                                                                       --------
                                                                          8,492
                                                                       --------
TELECOMMUNICATIONS -- 2.2%
     46,670    Verizon Communications                                     1,891
     67,350    Vodafone Group ADR* (A)                                    1,844
                                                                       --------
                                                                          3,735
                                                                       --------
TOTAL COMMON STOCK (Cost $150,059)                                      168,760
                                                                       --------



December 31, 2004                      11              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Face Amount                                                          Value
   (000)/Shares                                                          (000)
   ------------                                                         ------

                        CORPORATE OBLIGATIONS (B) -- 4.6%
FINANCIALS -- 4.6%
               Bear Stearns
    $ 1,594    2.463%, 01/05/05                                        $  1,594
               Bear Stearns MTN (C)
      1,593    2.412%, 01/12/06                                           1,595
               First Tennessee Bank MTN (C)
      3,187    2.330%, 06/07/05                                           3,186
               Lehman Brothers MTN (C)
      1,593    2.403%, 05/16/05                                           1,593
                                                                       --------
TOTAL CORPORATE OBLIGATIONS (Cost $7,968)                                 7,968
                                                                       --------

                         COMMERCIAL PAPER (B)(C) -- 1.9%
               Morgan Stanley
      3,187    2.393%, 02/18/05                                           3,187
                                                                       --------
TOTAL COMMERCIAL PAPER (Cost $3,187)                                      3,187
                                                                       --------

                            CASH EQUIVALENTS -- 8.3%
  7,110,423    Dreyfus Cash Management Fund                               7,110
  7,110,423    Fidelity Institutional Money Market Fund                   7,110
                                                                       --------
TOTAL CASH EQUIVALENTS (Cost $14,220)                                    14,220
                                                                       --------

                        REPURCHASE AGREEMENT (B) -- 7.1%
               Lehman Brothers 2.383%, dated 12/31/04,
               to be repurchased on 01/03/05, repurchase price
               $12,156,556, (collateralized by Asset-Backed and
               CMO Securities, ranging in par value $1,000-
               $94,780,051, 0.010%-7.000%, 05/25/05-07/10/37;
     12,156    total market value $12,764,974)                           12,156
                                                                       --------
TOTAL REPURCHASE AGREEMENT (Cost $12,156)                                12,156
                                                                       --------
TOTAL INVESTMENTS (COST $187,590) -- 120.4%                             206,291
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (20.4)%
Payable Upon Return of Securities Loaned                                (23,311)
Payable for Investment Securities Purchased                             (11,614)
Payable for Capital Shares Redeemed                                        (114)
Investment Adviser Fees Payable                                             (79)
Administrative Fees Payable                                                 (15)
Shareholder Servicing Fees Payable                                          (13)
Other Assets and Liabilities, Net                                           151
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (34,995)
                                                                       --------
NET ASSETS -- 100%                                                     $171,296
                                                                       ========



Bishop Street Funds                    12

Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                         Value
                                                                         (000)
                                                                         -----

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $216,256
Accumulated Net Realized Loss on Investments                            (63,661)
Net Unrealized Appreciation on Investments                               18,701
                                                                       --------
NET ASSETS                                                             $171,296
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($169,685,003 / 17,359,079 SHARES)                                  $   9.78
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,611,379 / 165,819 SHARES)                                       $   9.72
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($9.72 / 94.25%)                                     $  10.31
                                                                       ========

* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT DECEMBER 31, 2004 WAS $22,463,800.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF DECEMBER 31, 2004 WAS $23,310,503.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2004                      13              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


Strategic Growth Fund
--------------------------------------------------------------------------------


The Strategic Growth Fund (the "Fund") returned 9.64% for the year as a strong rally in the fourth quarter more than compensated for the weak market during the first three quarters. In particular, strong stock selection in the Consumer Discretion and Health Care sectors offset weakness in the Energy and Information Technology sectors. Key macro drivers to the Fund's strong finish in 2004 were the removal of uncertainties hanging over the market, including the end of a rancorous election campaign and a weakening in energy prices. Because of the positioning of the portfolio, these elements aided fourth quarter performance.

We continue to believe that the U.S. economy is on track for solid growth in 2005, and expect corporate earnings to reflect this more than currently anticipated by investors. The weakness of European and Japanese trends and, to a lesser extent, the very temporary impact of the tsunami catastrophe on Asia may, however, moderate the benefits for the equity markets.

All in all, the outlook for the U.S. equity market is rather positive in the first half of the year, which should work in favor of the Fund, given its current positioning. Investors, however, remain relatively nervous, and we expect continued volatility in the first half of 2005, as companies release their 2004 results and refine their guidance for 2005. On the other hand, the U.S. economy is on track for solid growth in 2005, and we expect corporate earnings to reflect this more than currently expected by investors.



Bishop Street Funds                    14

Strategic Growth Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE STRATEGIC
     GROWTH FUND INSTITUTIONAL CLASS VERSUS THE S&P 500/BARRA GROWTH INDEX,
      THE S&P 500 COMPOSITE INDEX, THE CONSUMER PRICE INDEX AND THE LIPPER
                         MULTI CAP CORE CLASSIFICATION.

[Line Graphic Omitted]  Plot points as follows:

           Bishop Street         S&P 500/        S&P 500      Consumer          Lipper
      Strategic Growth Fund,       BARRA        Composite       Price          Multi Cap
       Institutional Class#    Growth Index       Index         Index    Growth Classification
7/1/02        $10,000             $10,000        $10,000       $10,000         $10,000
12/02           8,639               9,198          8,971        10,056           8,915
6/03           10,309              10,233         10,026        10,214          10,002
12/03          11,928              11,559         11,543        10,246          11,562
6/04           12,328              11,873         11,941        10,545          11,950
12/04          13,077              12,267         12,799        10,580          12,844



            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           # Account value if you reinvested income and capital gains.

                          AVERAGE ANNUAL TOTAL RETURNS+
                            ------------------------
                                ONE     ANNUALIZED
                               YEAR      INCEPTION
                              RETURN      TO DATE
                            ------------------------
                               9.64%      11.35%     Institutional Class*
                            ------------------------


* Commenced operations on 07/01/02.
+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


December 31, 2004                      15              www.bishopstreetfunds.com

Strategic Growth Fund
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ---------------------------------------------------------------------
   1. RenaissanceRe Holdings                                    2.1%
  ---------------------------------------------------------------------
   2. Staples                                                   2.1%
  ---------------------------------------------------------------------
   3. International Game Technology                             2.1%
  ---------------------------------------------------------------------
   4. Apollo Group, Cl A                                        2.1%
  ---------------------------------------------------------------------
   5. Bed Bath & Beyond                                         2.1%
  ---------------------------------------------------------------------
   6. Cognos                                                    2.1%
  ---------------------------------------------------------------------
   7. JetBlue Airways                                           2.1%
  ---------------------------------------------------------------------
   8. BJ Services                                               2.1%
  ---------------------------------------------------------------------
   9. Lowe's                                                    2.1%
  ---------------------------------------------------------------------
  10. Nextel Communications, Cl A                               2.1%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  20.2%  Consumer Discretion
  19.9%  Financials
  19.5%  Information Technology
  16.1%  Industrials
  15.8%  Health Care
   4.0%  Energy
   2.1%  Telecommunications
   1.9%  Materials
   0.5%  Short-Term Investments
--------------------------------------------------------------------------------
+PERCENTAGES BASED ON TOTAL INVESTMENTS.


                             STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

                              COMMON STOCK -- 99.3%
CONSUMER DISCRETION -- 20.2%
     41,500    Bed Bath & Beyond*                                       $ 1,653
     24,900    Best Buy                                                   1,480
     29,000    Coach*                                                     1,636
     27,000    Harley-Davidson                                            1,640
     11,900    Harman International Industries                            1,511
     48,200    International Game Technology                              1,657
     28,600    Lowe's                                                     1,647
     44,700    PETsMART                                                   1,588
     49,400    Staples                                                    1,665
     31,800    Yum! Brands                                                1,500
                                                                        -------
                                                                         15,977
                                                                        -------


Bishop Street Funds                    16

Strategic Growth Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
     Shares                                                               (000)
     ------                                                              ------

ENERGY -- 3.9%
     35,400    BJ Services*                                             $ 1,648
     41,700    XTO Energy                                                 1,475
                                                                        -------
                                                                          3,123
                                                                        -------
FINANCIALS -- 19.9%
     28,700    Allstate                                                   1,484
     34,900    Bank of America                                            1,640
     18,100    Capital One Financial                                      1,524
     31,600    Citigroup                                                  1,523
     17,500    Everest Re Group Ltd.                                      1,567
     15,700    Goldman Sachs Group                                        1,634
     25,700    MBIA                                                       1,626
     17,400    Moody's                                                    1,511
     27,900    Morgan Stanley                                             1,549
     32,100    RenaissanceRe Holdings                                     1,672
                                                                        -------
                                                                         15,730
                                                                        -------
HEALTH CARE -- 15.8%
     22,500    Amgen*                                                     1,443
     40,600    Caremark Rx*                                               1,601
     20,500    Express Scripts*                                           1,567
     27,700    Genzyme*                                                   1,609
     46,300    Gilead Sciences*                                           1,620
     99,000    IVAX*                                                      1,566
     17,900    UnitedHealth Group                                         1,576
     13,000    WellPoint*                                                 1,495
                                                                        -------
                                                                         12,477
                                                                        -------
INDUSTRIALS -- 16.1%
     20,500    Apollo Group, Cl A*                                        1,654
     68,300    Cendant                                                    1,597
     15,000    FedEx                                                      1,477
     71,100    JetBlue Airways*                                           1,651
     21,800    L-3 Communications Holdings                                1,597
     42,500    Norfolk Southern                                           1,538
     45,400    Tyco International Ltd.                                    1,623
     15,300    United Technologies                                        1,581
                                                                        -------
                                                                         12,718
                                                                        -------
INFORMATION TECHNOLOGY -- 19.4%
     56,500    Accenture Ltd., Cl A*                                      1,525
     27,200    Affiliated Computer Services, Cl A*                        1,637
     24,700    Apple Computer*                                            1,591
     38,700    Autodesk                                                   1,469
     90,100    Avaya*                                                     1,550
     37,500    Cognos*                                                    1,652
     34,400    Dell*                                                      1,450
     63,500    Intel                                                      1,485


December 31, 2004                      17              www.bishopstreetfunds.com

Strategic Growth Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

INFORMATION TECHNOLOGY -- (CONTINUED)
     58,200    Jabil Circuit*                                           $ 1,489
     24,700    Microchip Technology                                         658
     79,500    Western Digital*                                             862
                                                                        -------
                                                                         15,368
                                                                        -------
MATERIALS -- 1.9%
     30,000    United States Steel                                        1,537
                                                                        -------
TELECOMMUNICATIONS -- 2.1%
     54,700    Nextel Communications, Cl A*                               1,641
                                                                        -------
TOTAL COMMON STOCK (Cost $64,968)                                        78,571
                                                                        -------

                            CASH EQUIVALENTS -- 0.4%
    180,714    Dreyfus Cash Management Fund                                 181
    180,714    Fidelity Institutional Money Market Fund                     181
                                                                        -------
TOTAL CASH EQUIVALENTS (Cost $362)                                          362
                                                                        -------
TOTAL INVESTMENTS (COST $65,330) -- 99.7%                                78,933
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for Investment Securities Purchased                                (128)
Investment Adviser Fees Payable                                             (45)
Administrative Fees Payable                                                  (6)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                           420
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          235
                                                                        -------
NET ASSETS -- 100.0%                                                    $79,168
                                                                        =======

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                   $65,308
Accumulated Net Investment Loss                                             (15)
Accumulated Net Realized Gain on Investments                                272
Net Unrealized Appreciation on Investments                               13,603
                                                                        -------
NET ASSETS                                                              $79,168
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($79,167,774 / 6,051,922 SHARES)                                     $ 13.08
                                                                        =======

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    18

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


Tax Managed Equity Fund
--------------------------------------------------------------------------------


The Bishop Street Tax Managed Equity Fund (the "Fund") returned 6.40% for 2004. Overcoming the relative inertia of the prior three quarters in the final months of the year, the Fund portfolio advanced strongly with the overall equity market, propelled by a moderation in the price of oil and the resolution of the presidential election. The fourth quarter was noteworthy in the number of leading corporations that saw their market capitalizations shrink due to regulatory scrutiny. Among these affected behemoths were Pfizer, Merck, and AIG -- all three Fund holdings, which negatively impacted both the overall quarterly and annual performance of the Fund.

For the entire year of 2004, the Energy sector was the best performing group for the Fund, and the full effect of that performance was heightened by the relative sector overweight. Industrials also did well. On the other hand, lagging performance came in the Financials (particularly AIG and brokerage stocks) and Materials (specifically, aluminum) sectors. As in 2003, the Fund's tilt toward large-capitalization, growth stocks was again not in favor in 2004. In a repeat, albeit a muted one, the year saw small-capitalization stocks outperform large-capitalization stocks, value trounce growth, and risk win out.

Looking forward, however, we expect that economic and profit growth will moderate and that earnings growth will follow the rate of economic expansion in 2005. Our 2005 equity forecast calls for a valuation multiple close to current levels. This, coupled with higher dividend payouts, will result in respectable returns in high single-digits, more modest than in 2004 but keeping with historical levels. In this type of moderate, steady growth environment, high-quality large-capitalization stocks, like those in the Fund, do best.




December 31, 2004                      19              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
 TAX MANAGED EQUITY FUND INSTITUTIONAL CLASS VERSUS THE S&P 500 COMPOSITE INDEX,
     THE CONSUMER PRICE INDEX AND THE LIPPER LARGE CAP CORE CLASSIFICATION.

[Line Graphic Omitted] Plot points are as follows:

          Bishop Street Tax     S&P 500      Consumer           Lipper
         Managed Equity Fund   Composite       Price           Large Cap
        Institutional Class#     Index         Index      Core Classification
11/13/02       $10,000          $10,000       $10,000          $10,000
12/02            9,843            9,966         9,976            9,905
6/03            10,713           11,138        10,133           10,946
12/03           12,171           12,825        10,164           12,452
6/04            12,478           13,266        10,461           12,701
12/04           12,949           14,220        10,495           13,417


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           # Account value if you reinvested income and capital gains.


                          AVERAGE ANNUAL TOTAL RETURNS+
                            ------------------------
                               ONE     ANNUALIZED
                              YEAR      INCEPTION
                             RETURN      TO DATE
                            ------------------------
                              6.40%      12.90%       Institutional Class*
                            ------------------------


* Commenced operations on 11/13/02.
+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



Bishop Street Funds                    20

Tax Managed Equity Fund
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ---------------------------------------------------------------------
   1. Citigroup                                                 4.1%
  ---------------------------------------------------------------------
   2. Exxon Mobil                                               3.8%
  ---------------------------------------------------------------------
   3. General Electric                                          3.1%
  ---------------------------------------------------------------------
   4. Amgen                                                     2.8%
  ---------------------------------------------------------------------
   5. Microsoft                                                 2.6%
  ---------------------------------------------------------------------
   6. Johnson & Johnson                                         2.4%
  ---------------------------------------------------------------------
   7. Wells Fargo                                               2.1%
  ---------------------------------------------------------------------
   8. Wal-Mart Stores                                           2.1%
  ---------------------------------------------------------------------
   9. IAC/InterActiveCorp                                       2.1%
  ---------------------------------------------------------------------
  10. JPMorgan Chase                                            2.0%
--------------------------------------------------------------------------------


[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  19.6%  Financials
  16.1%  Information Technology
  12.2%  Industrials
  12.1%  Consumer Discretion
  10.9%  Health Care
   9.9%  Energy
   8.9%  Consumer Staples
   4.4%  Materials
   4.1%  Telecommunications
   1.8%  Short-Term Investments
--------------------------------------------------------------------------------
+PERCENTAGES BASED ON TOTAL INVESTMENTS.


                             STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

                              COMMON STOCK -- 98.0%
CONSUMER DISCRETION -- 12.1%
      4,300    Carnival                                                 $   248
      8,600    Comcast, Cl A*                                               286
      3,500    eBay*                                                        407
      8,930    Home Depot                                                   382
     26,710    IAC/InterActiveCorp*                                         738
      4,700    Mohawk Industries*                                           429
      6,660    Omnicom Group                                                561
      8,600    Target                                                       446


December 31, 2004                      21              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

CONSUMER DISCRETION -- (CONTINUED)
     14,750    Time Warner*                                             $   287
     14,200    Viacom, Cl B                                                 517
                                                                        -------
                                                                          4,301
                                                                        -------
CONSUMER STAPLES -- 8.9%
     11,380    Avon Products                                                440
     11,170    CVS                                                          504
     10,180    PepsiCo                                                      531
     11,940    Procter & Gamble                                             658
      7,200    Sysco                                                        275
     14,240    Wal-Mart Stores                                              752
                                                                        -------
                                                                          3,160
                                                                        -------
ENERGY -- 9.9%
      2,560    Anadarko Petroleum                                           166
      6,820    ChevronTexaco                                                358
     12,000    Devon Energy                                                 467
     26,100    Exxon Mobil                                                1,338
      6,100    GlobalSantaFe                                                202
     13,840    Halliburton                                                  543
      6,500    Schlumberger Ltd.                                            435
                                                                        -------
                                                                          3,509
                                                                        -------
FINANCIALS -- 19.6%
     10,500    Allstate                                                     543
      7,580    American Express                                             427
      3,600    American International Group                                 236
     30,210    Citigroup                                                  1,456
      3,000    Goldman Sachs Group                                          312
     17,790    JPMorgan Chase                                               694
      8,320    MBIA                                                         527
      5,760    Merrill Lynch                                                344
      8,210    Morgan Stanley                                               456
      9,382    St. Paul Travelers                                           348
     10,970    Wachovia                                                     577
      6,500    Washington Mutual                                            275
     12,230    Wells Fargo                                                  760
                                                                        -------
                                                                          6,955
                                                                        -------
HEALTH CARE -- 10.9%
     15,400    Amgen*                                                       988
     13,800    Boston Scientific*                                           490
      3,670    Genzyme*                                                     213
      5,000    Gilead Sciences*                                             175
     13,360    Johnson & Johnson                                            847


Bishop Street Funds                    22

Tax Managed Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

HEALTH CARE -- (CONTINUED)
     25,808    Pfizer                                                   $   694
      5,380    UnitedHealth Group                                           474
                                                                        -------
                                                                          3,881
                                                                        -------
INDUSTRIALS -- 12.1%
      5,690    3M                                                           467
      5,030    General Dynamics                                             526
     30,000    General Electric                                           1,095
      4,900    Illinois Tool Works                                          454
     14,760    Pentair                                                      643
      9,850    Tyco International Ltd.                                      352
      4,840    United Parcel Service/Georgia, Cl B                          414
      3,560    United Technologies                                          368
                                                                        -------
                                                                          4,319
                                                                        -------
INFORMATION TECHNOLOGY -- 16.0%
     23,500    Applied Materials*                                           402
     25,480    Cisco Systems*                                               492
     13,060    Dell*                                                        550
     25,200    Flextronics International Ltd.*                              348
     26,740    Intel                                                        625
      5,400    International Business Machines                              532
      5,070    Linear Technology                                            197
     34,200    Microsoft                                                    914
     13,640    Paychex                                                      465
     10,520    Qualcomm                                                     446
      4,940    SAP ADR                                                      218
     20,000    Symantec*                                                    515
                                                                        -------
                                                                          5,704
                                                                        -------
MATERIALS -- 4.4%
     15,960    Alcoa                                                        502
      9,100    Dow Chemical                                                 451
      8,100    EI Du Pont de Nemours                                        397
      5,220    Praxair                                                      230
                                                                        -------
                                                                          1,580
                                                                        -------
TELECOMMUNICATIONS -- 4.1%
     17,100    SBC Communications                                           440
     13,030    Verizon Communications                                       528
     18,000    Vodafone Group ADR*                                          493
                                                                        -------
                                                                          1,461
                                                                        -------
TOTAL COMMON STOCK (Cost $28,041)                                        34,870
                                                                        -------


December 31, 2004                      23              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

                            CASH EQUIVALENTS -- 1.8%
    313,662    Dreyfus Cash Management Fund                             $   314
    313,662    Fidelity Institutional Money Market Fund                     314
                                                                        -------
TOTAL CASH EQUIVALENTS (Cost $628)                                          628
                                                                        -------
TOTAL INVESTMENTS (COST $28,669) -- 99.8%                                35,498
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 0.2%
Investment Adviser Fees Payable                                             (15)
Administrative Fees Payable                                                  (3)
Shareholder Servicing Fees Payable                                           (3)
Other Assets and Liabilities, Net                                            98
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                           77
                                                                        -------
NET ASSETS -- 100.0%                                                    $35,575
                                                                        =======

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                   $28,728
Accumulated Net Realized Gain on Investments                                 18
Net Unrealized Appreciation on Investments                                6,829
                                                                        -------
NET ASSETS                                                              $35,575
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($35,574,830 / 2,888,380 SHARES)                                     $ 12.32
                                                                        =======

* NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds                    24

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

High Grade Income Fund
--------------------------------------------------------------------------------


The bond market performed well in 2004 in spite of the 125-basis-point increase in the Federal funds rate for the year. Rising oil prices and solid economic growth failed to result in the long-anticipated sell-off in fixed-income assets. The 10-year and 30-year Treasuries ended the year below the closing levels of 2003 by 3 basis points and 25 basis points, respectively. Strong foreign central bank demand for U.S. fixed-income assets kept interest rates low. Japan and China were notable buyers of U.S. bonds, as they sought to stabilize currency fluctuations.

The corporate bond sector, supported by improving company fundamentals, outperformed treasury and agency debt for the year, following similar performance in 2003. BBB rated credits outpaced AA rated credits by approximately 235 basis points, posting a total return of 6.15%. Treasury Inflation-Protected Securities ("TIPS") posted a solid 8.46% return as investors sought protection from higher oil and commodity prices.

In the latter half of the year, our performance was helped by our overweight in corporate bonds and modestly long duration. However, the High Grade Income Fund Institutional Class's total return of 3.41% for the year 2004 was hindered by its under-exposure to higher risk credits, such as BBB-rated bonds. With spreads at their narrowest since 1998, the corporate bond sector may be poised for a modest pull back in 2005. The Federal Reserve (the "Fed") will probably continue to increase the Fed funds rate at a measured pace. The market expects moderately higher interest rates in 2005, but there is a risk that the market could repeat 2004 and surprise to the downside in yields. The domestic economy and foreign demand for U.S. bonds will be key components to bond performance in 2005.




December 31, 2004                      25              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
       THE HIGH GRADE INCOME FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS
 THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE CONSUMER PRICE INDEX.

[Line Graphic Omitted] Plot points are as follows:

          Bishop Street High   Bishop Street High    Lehman Brothers    Consumer
          Grade Income Fund,   Grade Income Fund,   U.S. Government/      Price
         Institutional Class#      Class A#           Credit Index        Index
1/31/97      $10,000                $ 9,525              $10,000        $10,000
12/97         10,795                 10,282               10,962         10,137
12/98         11,776                 11,217               12,000         10,300
12/99         11,265                 10,651               11,742         10,575
12/00         12,419                 11,700               13,133         10,931
12/01         13,309                 12,522               14,250         11,101
12/02         14,845                 13,923               15,821         11,367
12/03         15,336                 14,360               16,561         11,581
12/04         15,859                 14,814               17,258         11,958

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           # Account value if you reinvested income and capital gains.


               AVERAGE ANNUAL TOTAL RETURNS+
----------------------------------------------------------
      ONE        ANNUALIZED      ANNUALIZED     ANNUALIZED
     YEAR          3 YEAR          5 YEAR        INCEPTION
    RETURN         RETURN          RETURN         TO DATE
----------------------------------------------------------
     3.41%          6.02%          7.08%           6.00%   Institutional Class*
----------------------------------------------------------
     3.16%          5.76%          6.82%           6.12%   Class A**
----------------------------------------------------------
    -1.77%          4.05%          5.78%           5.20%   Class A, with load***
----------------------------------------------------------

  * Commenced operations on 01/30/97.
 ** Commenced operations on 06/14/99.
*** Reflects 4.75% sales charge.
  + Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


Bishop Street Funds                    26

High Grade Income Fund
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS+

--------------------------------------------------------------------------------
                                                                   Percentage
                                            Coupon     Maturity        of
                                             Rate        Date      Investments
  ----------------------------------------------------------------------------
   1. U.S. Treasury Bonds                   7.250%      05/15/16      7.3%
  ----------------------------------------------------------------------------
   2. U.S. Treasury Bonds                   5.375%      02/15/31      4.2%
  ----------------------------------------------------------------------------
   3. FNMA                                  3.750%      09/15/08      3.6%
  ----------------------------------------------------------------------------
   4. U.S. Treasury Bonds                   6.250%      08/15/23      3.2%
  ----------------------------------------------------------------------------
   5. FNMA                                  7.250%      01/15/10      3.0%
  ----------------------------------------------------------------------------
   6. U.S. Treasury Bonds                   7.500%      11/15/16      2.6%
  ----------------------------------------------------------------------------
   7. U.S. Treasury Bonds                   6.375%      08/15/27      2.0%
  ----------------------------------------------------------------------------
   8. FHLMC MTN                             4.850%      12/01/09      2.0%
  ----------------------------------------------------------------------------
   9. Morgan Stanley                        6.600%      04/01/12      2.0%
  ----------------------------------------------------------------------------
  10. FNMA                                  2.540%      01/12/07      1.9%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  31.2%  U.S. Treasury Obligations
  22.7%  U.S. Government Obligations
  22.7%  Industrials
  15.4%  Financials
   3.4%  Utilities
   3.3%  Telecommunications
   1.3%  Short-Term Investments
--------------------------------------------------------------------------------
+PERCENTAGES BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.


                             STATEMENT OF NET ASSETS

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            -------

                         CORPORATE OBLIGATIONS -- 55.1%
AEROSPACE & DEFENSE -- 4.7%
               Boeing
    $ 2,800    7.875%, 02/15/05                                        $  2,816
               General Dynamics
      2,850    4.500%, 08/15/10                                           2,912
               United Technologies (A)
      1,500    6.350%, 03/01/11                                           1,671
                                                                       --------
                                                                          7,399
                                                                       --------
BANKS -- 1.7%
               Bank of America
      2,600    4.875%, 01/15/13                                           2,645
                                                                       --------


December 31, 2004                      27              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

BIOTECHNOLOGY -- 1.6%
               Boston Scientific
    $ 1,500    4.250%, 01/12/11                                        $  1,489
               Pharmacia
      1,000    5.750%, 12/01/05                                           1,024
                                                                       --------
                                                                          2,513
                                                                       --------
BROADCASTING & CABLE -- 1.2%
               TCI Communications
      1,550    7.875%, 08/01/13                                           1,858
                                                                       --------
COMPUTER HARDWARE -- 1.0%
               Dell
      1,475    6.550%, 04/15/08                                           1,600
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 13.5%
               American General Finance MTN, Ser G
      1,550    5.750%, 03/15/07                                           1,618
               Citigroup
      2,600    6.750%, 12/01/05                                           2,685
               Countrywide Home Loan MTN, Ser H
      1,500    6.250%, 04/15/09                                           1,617
               Ford Motor Credit
        700    7.375%, 10/28/09                                             755
               Ford Motor Credit MTN
      1,400    7.750%, 02/15/07                                           1,488
               General Electric Capital MTN, Ser A
      2,600    5.450%, 01/15/13                                           2,744
               General Motors Acceptance
      1,400    6.750%, 01/15/06                                           1,436
        525    4.500%, 07/15/06                                             525
               Goldman Sachs Group
      2,600    6.600%, 01/15/12                                           2,902
               JPMorgan Chase
      1,500    3.500%, 03/15/09                                           1,470
               Morgan Stanley
      2,800    6.600%, 04/01/12                                           3,123
               Unitrin
        850    4.875%, 11/01/10                                             844
                                                                       --------
                                                                         21,207
                                                                       --------
FINANCIALS (B) -- 10.8%
               Bear Stearns
      3,406    2.463%, 01/05/05                                           3,406


Bishop Street Funds                    28

High Grade Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
    -------                                                            ------

FINANCIALS (B) -- (CONTINUED)
               Bear Stearns MTN (C)
    $ 3,407    2.412%, 01/12/06                                        $  3,410
               First Tennessee Bank MTN (C)
      6,813    2.330%, 06/07/05                                           6,812
               Lehman Brothers MTN (C)
      3,407    2.403%, 05/16/05                                           3,407
                                                                       --------
                                                                         17,035
                                                                       --------
FOOD & BEVERAGE -- 1.1%
               ConAgra Foods
      1,475    7.875%, 09/15/10                                           1,733
                                                                       --------
FORESTRY -- 1.0%
               Weyerhaeuser (A)
      1,420    6.750%, 03/15/12                                           1,600
                                                                       --------
GENERAL MERCHANDISE -- 3.1%
               Sears Roebuck Acceptance
        600    7.000%, 02/01/11                                             640
               Target
      1,300    6.350%, 01/15/11                                           1,449
               Wal-Mart Stores
      2,625    8.000%, 09/15/06                                           2,822
                                                                       --------
                                                                          4,911
                                                                       --------
HEALTH CARE -- 0.9%
               UnitedHealth Group
      1,400    5.200%, 01/17/07                                           1,450
                                                                       --------
HOUSEHOLD PRODUCTS -- 0.5%
               Rubbermaid
        650    6.600%, 11/15/06                                             687
                                                                       --------
MACHINERY - INDUSTRIAL -- 1.0%
               Masco
      1,500    5.875%, 07/15/12                                           1,608
                                                                       --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.4%
               Baker Hughes
      1,300    6.000%, 02/15/09                                           1,398
               Kinder Morgan
        750    6.800%, 03/01/08                                             810
                                                                       --------
                                                                          2,208
                                                                       --------


December 31, 2004                      29              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

OIL & GAS - EXPLORATION/PRODUCTION -- 2.0%
               Anadarko Petroleum
    $ 1,250    7.200%, 03/15/29                                        $  1,466
               Ocean Energy
      1,450    7.250%, 10/01/11                                           1,652
                                                                       --------
                                                                          3,118
                                                                       --------
PHARMACEUTICALS -- 1.8%
               Abbott Laboratories
      2,700    6.400%, 12/01/06                                           2,851
                                                                       --------
RETAIL - FOOD -- 0.7%
               McDonald's MTN, Ser E
      1,000    5.950%, 01/15/08                                           1,060
                                                                       --------
SEMI-CONDUCTORS -- 1.9%
               Constellation Energy Group (A)
      1,400    7.000%, 04/01/12                                           1,596
               Duke Energy (A)
      1,425    4.200%, 10/01/08                                           1,436
                                                                       --------
                                                                          3,032
                                                                       --------
TELECOMMUNICATIONS -- 3.2%
               AT&T Wireless Services
      1,550    7.350%, 03/01/06                                           1,621
               GTE South, Ser C
        750    6.000%, 02/15/08                                             791
               Verizon Virginia, Ser A
      1,400    4.625%, 03/15/13                                           1,365
               Vodafone Group PLC
      1,300    3.950%, 01/30/08                                           1,309
                                                                       --------
                                                                          5,086
                                                                       --------
TRANSPORTATION SERVICES -- 1.0%
               FedEx
      1,340    7.250%, 02/15/11                                           1,530
                                                                       --------
UTILITIES -- 1.0%
               Dominion Resources
      1,500    4.125%, 02/15/08                                           1,510
                                                                       --------
TOTAL CORPORATE OBLIGATIONS (Cost $85,683)                               86,641
                                                                       --------



Bishop Street Funds                    30

High Grade Income Fund
--------------------------------------------------------------------------------





                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

                       U.S. TREASURY OBLIGATIONS -- 30.8%
               U.S. Treasury Bonds
    $ 3,250    7.500%, 11/15/16 (A)                                    $  4,153
      9,000    7.250%, 05/15/16 (A)                                      11,265
      3,300    6.375%, 08/15/27 (A)                                       3,963
      4,240    6.250%, 08/15/23 (A)                                       4,964
      1,000    6.250%, 05/15/30 (A)                                       1,196
      1,150    6.000%, 02/15/26 (A)                                       1,317
      6,050    5.375%, 02/15/31 (A)                                       6,542
      1,500    5.250%, 11/15/28                                           1,572
               U.S. Treasury Bonds TIPS
      1,613    3.375%, 04/15/32                                           2,135
      1,013    2.000%, 07/15/14                                           1,045
               U.S. Treasury Notes (A)
      2,500    4.375%, 05/15/07                                           2,569
      1,500    4.375%, 08/15/12                                           1,536
      1,200    4.000%, 02/15/14                                           1,183
      2,500    2.375%, 08/15/06                                           2,476
      2,600    1.500%, 07/31/05                                           2,584
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,215)                           48,500
                                                                       --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.4%
               FHLB
      1,500    5.375%, 02/15/07                                           1,562
      2,000    3.750%, 08/15/08                                           2,005
      2,800    3.375%, 02/15/08 (A)                                       2,786
               FHLMC
      2,800    5.125%, 10/15/08 (A)                                       2,946
      1,500    4.375%, 07/30/09                                           1,506
      1,436    3.500%, 06/01/09                                           1,415
               FHLMC MTN
      3,100    4.850%, 12/01/09                                           3,125
               FNMA
      4,000    7.250%, 01/15/10 (A)                                       4,597
      1,400    5.500%, 07/18/12                                           1,417
      1,000    3.875%, 11/17/08                                             996
      5,600    3.750%, 09/15/08                                           5,573
      2,925    3.678%, 02/17/09 (C)                                       2,952
      1,450    3.500%, 08/01/10                                           1,412
      3,000    2.540%, 01/12/07                                           2,958
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,030)                  35,250
                                                                       --------


December 31, 2004                      31              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
   Face Amount                                                          Value
  (000)/Shares                                                          (000)
  ------------                                                         ------

                         COMMERCIAL PAPER (B)(C) -- 4.3%
               Morgan Stanley
    $ 6,813    2.393%, 02/18/05                                        $  6,813
                                                                       --------
TOTAL COMMERCIAL PAPER (Cost $6,813)                                      6,813
                                                                       --------

                            CASH EQUIVALENTS -- 1.3%
  1,007,638    Dreyfus Cash Management Fund                               1,008
  1,007,638    Fidelity Institutional Money Market Fund                   1,008
                                                                       --------
TOTAL CASH EQUIVALENTS (Cost $2,016)                                      2,016
                                                                       --------

                        REPURCHASE AGREEMENT (B) -- 16.5%
               Lehman Brothers 2.383%, dated 12/31/04,
               to be repurchased on 01/03/05, repurchase price
               $25,989,828, (collateralized by Asset-Backed and
               CMO Securities, ranging in par value $1,000-
               $94,780,051, 0.010%-7.000%, 05/25/05-07/10/37;
     25,988    total market value $27,290,582)                           25,988
                                                                       --------
TOTAL REPURCHASE AGREEMENT (Cost $25,988)                                25,988
                                                                       --------
TOTAL INVESTMENTS (COST $200,745) -- 130.4%                             205,208
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (30.4)%
Payable Upon Return of Securities Loaned                                (49,836)
Income Distribution Payable                                                (260)
Investment Adviser Fees Payable                                             (47)
Administrative Fees Payable                                                 (14)
Shareholder Servicing Fees Payable                                          (12)
Payable for Capital Shares Redeemed                                         (10)
Other Assets and Liabilities, Net                                         2,366
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (47,813)
                                                                       --------
NET ASSETS -- 100.0%                                                   $157,395
                                                                       ========


Bishop Street Funds                    32

High Grade Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Value
                                                                        (000)
                                                                        -----

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $152,748
Undistributed Net Investment Income                                           9
Accumulated Net Realized Gain on Investments                                175
Net Unrealized Appreciation on Investments                                4,463
                                                                       --------
NET ASSETS                                                             $157,395
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($157,170,136 / 15,214,160 SHARES)                                  $  10.33
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($224,938 / 21,870 SHARES)                                          $  10.29
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($10.29 / 95.25%)                                    $  10.80
                                                                       ========

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT DECEMBER 31, 2004 WAS $48,744,282.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF DECEMBER 31, 2004 WAS $49,836,151.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIMITED COMPANY

SER -- SERIES

TIPS -- TREASURY INFLATION-PROTECTED SECURITY

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2004                      33              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------


Tax-exempt municipal bonds performed solidly in 2004 and ended the year with performance in excess of most comparable taxable fixed-income indices. Short maturity municipal bonds ended the year very rich with municipal yields hovering close to 70% of U.S. Treasury yields. Value remained in the long end of the municipal bond curve, offering investors tax-free yields close to 93-95% of U.S. Treasury yields.

Hawaii's improving economy showed no signs of slowing down in 2004. Visitor arrivals to the islands from the Mainland U.S. increased by 7.6%, arrivals from Japan grew 10.3%, and visitor days grew by 6.8% in 2004. Statewide, total wage and salary jobs are expected to grow by 2.2% in 2004 with the real personal income forecast to show a 2.5% increase for the same period.

Relative to other fixed-income asset classes, municipal bonds should remain an attractive asset heading into 2005. The credit outlook for municipalities across the nation is expected to improve in the coming year. State and local governments reported an $8.6 billion surplus for the 3rd quarter of 2004, continuing a two year trend of improving fiscal management. Moreover, supply of municipal bonds remained relatively light throughout most of 2004 and is expected to be flat to lower over the next year.

For the year ended December 31, 2004, the Bishop Street Hawaii Municipal Bond Fund's Institutional Class returned 3.36%, outperforming the Lipper Hawaii Municipal Debt Objective by 0.27%. The Bishop Street Hawaii Municipal Bond Fund's (the "Fund") relatively longer duration contributed to its outperformance of the Hawaii benchmark. Looking forward, the Fund is positioned to benefit from a further flattening of the yield curve as well as continued strengthening of municipal credit quality.




Bishop Street Funds                    34

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
    IN THE HAWAII MUNICIPAL BOND FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS
       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, THE CONSUMER PRICE INDEX
                 AND THE LIPPER HAWAII MUNICIPAL DEBT OBJECTIVE.

[Line Graphic Omitted] Plot points are as follows:

       Bishop Street Hawaii   Bishop Street Hawaii   Lehman Brothers   Consumer     Lipper Hawaii
       Municipal Bond Fund,   Municipal Bond Fund,   Municipal Bond     Price       Municipal Debt
       Institutional Class#        Class A#               Index         Index         Objective
2/28/95       $10,000             $ 9,575                $10,000       $10,000         $10,000
12/95          10,941              10,476                 11,097        10,176          10,956
12/96          11,402              10,917                 11,589        10,510          11,377
12/97          12,373              11,847                 12,656        10,692          12,291
12/98          13,096              12,539                 13,476        10,864          12,974
12/99          12,749              12,174                 13,197        11,154          12,445
12/00          14,356              13,677                 14,740        11,530          13,840
12/01          14,965              14,241                 15,496        11,709          14,397
12/02          16,464              15,630                 16,983        11,990          15,633
12/03          17,332              16,413                 17,887        12,215          16,410
12/04          17,914              16,922                 18,686        12,613          16,917

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           # Account value if you reinvested income and capital gains.

               AVERAGE ANNUAL TOTAL RETURNS+
----------------------------------------------------------
       ONE        ANNUALIZED      ANNUALIZED    ANNUALIZED
      YEAR          3  YEAR         5  YEAR      INCEPTION
     RETURN         RETURN          RETURN       TO DATE*
----------------------------------------------------------
      3.36%          6.18%           7.04%         6.09%   Institutional Class*
----------------------------------------------------------
      3.10%          5.91%           6.81%         5.78%   Class A**
----------------------------------------------------------
     -1.30%          4.40%           5.89%         4.96%   Class A, with load***
----------------------------------------------------------

  * Commenced operations on 02/16/95.
 ** Commenced operations on 06/14/99.
*** Reflects 4.25% sales charge.
  + Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


December 31, 2004                      35              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                                     TOP TEN HOLDINGS+

-------------------------------------------------------------------------------------------
                                                                               Percentage
                                                      Coupon      Maturity        of
                                                       Rate         Date      Investments
  ---------------------------------------------------------------------------------------
   1. Hawaii State Department of Budget & Finance RB   5.650%     10/01/27       2.2%
  ---------------------------------------------------------------------------------------
   2. Honolulu City & County GO                        5.000%     07/01/19       2.1%
  ---------------------------------------------------------------------------------------
   3. Hawaii State GO                                  4.750%     04/01/18       2.1%
  ---------------------------------------------------------------------------------------
   4. Hawaii State Airport System RB                   5.750%     07/01/17       2.0%
  ---------------------------------------------------------------------------------------
   5. Hawaii State Highway RB                          5.250%     07/01/15       2.0%
  ---------------------------------------------------------------------------------------
   6. Hawaii State Airport System RB                   6.500%     07/01/14       1.6%
  ---------------------------------------------------------------------------------------
   7. Schaumburg, Illinois GO                          5.000%     12/01/38       1.6%
  ---------------------------------------------------------------------------------------
   8. Honolulu City & County RB                        5.250%     07/01/18       1.5%
  ---------------------------------------------------------------------------------------
   9. Hawaii State GO                                  5.250%     04/01/12       1.5%
  ---------------------------------------------------------------------------------------
  10. Puerto Rico RB                                   5.000%     12/01/16       1.5%
-------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  41.1%  General Revenue
  11.2%  Transportation
   7.1%  Medical
   6.8%  Airport
   6.4%  Power
   6.1%  Facilities
   4.2%  Utilities
   3.6%  School District
   3.2%  Higher Education
   2.3%  Single Family Housing
   2.1%  Development
   2.1%  Housing
   1.5%  Water
   0.9%  Education
   0.7%  Multifamily Housing
   0.7%  Short-Term Investments
--------------------------------------------------------------------------------
+PERCENTAGES BASED ON TOTAL INVESTMENTS.


                                  STATEMENT OF NET ASSETS

     Face                                                              Market
    Amount                                                              Value
     (000)                                                              (000)
    ------                                                             ------

                                  MUNICIPAL BONDS -- 97.9%
ARKANSAS -- 3.2%
               Alma, School District No. 30, Construction Project,
               Ser D, GO
     $1,015    4.800%, 01/01/33                                        $  1,001
               Alma, School District No. 30, Refunding & Construction
               Project, Ser C, GO
      2,000    4.875%, 01/01/33                                           1,995
      1,500    4.750%, 01/01/29                                           1,479


Bishop Street Funds                    36

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
     (000)                                                              (000)
    ------                                                             ------

ARKANSAS -- (CONTINUED)
               Bentonville, School District No. 006, Construction
               Project, Ser C, GO
     $  505    4.375%, 06/01/16                                        $    512
               Lincoln, School District No. 48, Construction
               Project, GO
        430    4.875%, 02/01/34                                             426
               Osceola, School District No. 001, Construction
               Project, GO
        395    4.800%, 11/01/34                                             387
                                                                       --------
                                                                          5,800
                                                                       --------
CALIFORNIA -- 1.0%
               Highland, Redevelopment Agency, Project Area No. 1
               Tax Allocation, RB, AMBAC Insured
      1,440    5.650%, 12/01/24                                           1,690
                                                                       --------
FLORIDA -- 0.3%
               Leesburg, Utilities, RB, FGIC Insured
        500    5.000%, 10/01/34                                             515
                                                                       --------
HAWAII -- 79.9%
               Hawaii County, Ser A, GO, FGIC Insured
        450    5.600%, 05/01/12                                             515
        430    5.600%, 05/01/13                                             493
        400    5.550%, 05/01/09                                             446
        630    5.500%, 07/15/12                                             712
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                           1,110
        500    5.400%, 05/15/15                                             550
      1,000    5.250%, 05/15/11                                           1,101
      1,000    5.000%, 07/15/23                                           1,055
               Hawaii County, Ser A ,GO, MBIA Insured
      1,055    5.250%, 07/15/18                                           1,178
      1,205    5.000%, 07/15/15                                           1,327
      1,470    5.000%, 07/15/24                                           1,549
               Hawaii State, Airport System, RB, AMT, FGIC Insured
      3,235    5.750%, 07/01/17                                           3,603
        200    5.250%, 07/01/21                                             209
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60    6.900%, 07/01/12                                              70
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
      1,100    6.900%, 07/01/12                                           1,290



December 31, 2004                      37              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

HAWAII -- (CONTINUED)
               Hawaii State, Airport System, Ser B, RB, AMT,
               FGIC Insured
     $1,500    6.625%, 07/01/18                                        $  1,724
      2,500    6.500%, 07/01/14                                           2,869
        100    6.000%, 07/01/19                                             111
               Hawaii State, Department of Budget & Finance,
               Electric & Subsidiary Project, Ser B, RB
      1,000    5.000%, 12/01/22                                           1,037
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
        460    5.100%, 09/01/32                                             472
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
        785    6.200%, 05/01/26                                             823
      3,660    5.650%, 10/01/27                                           3,961
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser B, RB, AMT, AMBAC Insured
      1,000    5.750%, 12/01/18                                           1,100
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                           1,130
               Hawaii State, Department of Budget & Finance,
               Kapiolani Health, RB
        100    6.250%, 07/01/21                                             106
               Hawaii State, Department of Budget & Finance, Queens
               Health Systems, Ser A, RB, Pre-Refunded @ 102 (A)
      1,450    5.875%, 07/01/06                                           1,555
      2,505    5.750%, 07/01/06                                           2,683
               Hawaii State, Department of Budget & Finance, Queens
               Health Systems, Ser B, RB, MBIA Insured
        750    5.250%, 07/01/11                                             817
      1,445    5.250%, 07/01/12                                           1,575
      1,275    5.250%, 07/01/13                                           1,390
      1,000    5.250%, 07/01/14                                           1,089
               Hawaii State, Department of Budget & Finance,
               Special Purpose Mortgage, Hawaiian Electric Project,
               Ser A, RB, AMT, MBIA Insured
      1,090    6.600%, 01/01/25                                           1,115
               Hawaii State, Department of Budget & Finance,
               Special Purpose Mortgage, Kapiolani Health Care
               System Project, RB
      1,460    6.300%, 07/01/08                                           1,494
               Hawaii State, Department of Budget & Finance,
               Special Purpose Mortgage, St. Francis Medical Center
               Project, RB, FSA Insured
        930    6.500%, 07/01/22                                             933


Bishop Street Funds                    38

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

HAWAII -- (CONTINUED)
               Hawaii State, Harbor Capital Improvement, RB, AMT,
               MBIA Insured
     $2,000    5.500%, 07/01/27                                        $  2,072
        545    5.400%, 07/01/09                                             587
               Hawaii State, Harbor System, Ser A, RB, AMT,
               FSA Insured
      2,025    5.750%, 07/01/17                                           2,225
        670    5.750%, 07/01/29                                             717
      1,210    5.700%, 07/01/16                                           1,328
      1,000    5.600%, 07/01/15                                           1,097
               Hawaii State, Harbor System, Ser B, RB, AMT,
               AMBAC Insured
        200    5.500%, 07/01/19                                             218
               Hawaii State, Harbor System, Ser B, RB, AMT,
               FSA Insured
      1,000    5.000%, 01/01/13                                           1,089
               Hawaii State, Highway, RB
      1,000    6.000%, 07/01/08                                           1,117
      2,000    6.000%, 07/01/09                                           2,271
        375    5.250%, 07/01/10                                             397
        500    5.250%, 07/01/12                                             529
      2,000    5.250%, 07/01/16                                           2,118
               Hawaii State, Highway, RB, FGIC Insured
      3,280    5.250%, 07/01/15                                           3,572
        405    5.000%, 07/01/16                                             435
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB, AMT,
               FNMA Collateral
      1,275    5.750%, 07/01/30                                           1,308
         27    5.550%, 07/01/07                                              27
      1,140    5.400%, 07/01/30                                           1,158
        215    5.250%, 07/01/13                                             224
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB,
               Pre-Refunded @ 102 (A)
        750    6.050%, 07/01/05                                             779
        315    6.000%, 07/01/05                                             327
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser A, RB, AMT,
               FNMA Collateral
        150    4.900%, 07/01/28                                             152
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser B, RB,
               FNMA Collateral
      1,000    5.450%, 07/01/17                                           1,038
               Hawaii State, Housing, Finance & Development,
               University of Hawaii, Faculty Housing Project, RB,
               AMBAC Insured
        700    5.650%, 10/01/16                                             724
        415    5.000%, 10/01/06                                             428
        395    4.850%, 10/01/05                                             403


December 31, 2004                      39              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                            ------

HAWAII -- (CONTINUED)
               Hawaii State, Kapolei Office Building, Ser A, COP,
               AMBAC Insured
     $1,475    5.250%, 05/01/13                                        $  1,617
      1,000    5.000%, 05/01/08                                           1,081
      1,000    5.000%, 05/01/14                                           1,080
      1,100    5.000%, 05/01/15                                           1,186
      1,500    5.000%, 05/01/16                                           1,611
      1,000    5.000%, 05/01/17                                           1,072
        500    5.000%, 05/01/18                                             536
               Hawaii State, No. 1 Capitol District State Office,
               COP, MBIA Insured
      1,000    5.200%, 05/01/14                                           1,074
        175    5.000%, 05/01/11                                             191
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                           1,126
               Hawaii State, Ser CL, GO, MBIA Insured
        555    6.000%, 03/01/08                                             616
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                           2,445
        500    6.000%, 12/01/09                                             574
      1,500    6.000%, 12/01/11                                           1,752
               Hawaii State, Ser CN, GO, FGIC Insured
        500    5.500%, 03/01/14                                             539
        500    5.250%, 03/01/12                                             536
        540    5.250%, 03/01/17                                             578
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                             205
               Hawaii State, Ser CP, GO, FGIC Insured
        300    5.000%, 10/01/16                                             321
               Hawaii State, Ser CR, GO, MBIA Insured
        270    5.250%, 04/01/11                                             293
      2,500    5.250%, 04/01/12                                           2,713
      3,600    4.750%, 04/01/18                                           3,714
               Hawaii State, Ser CU, GO, MBIA Insured
        500    5.750%, 10/01/11                                             567
        550    5.750%, 10/01/12                                             622
               Hawaii State, Ser CV, GO, FGIC Insured
      1,000    5.250%, 08/01/21                                           1,075
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                           1,105
      2,000    5.000%, 02/01/19                                           2,120
               Hawaiian Home Lands Department, RB
      1,250    4.000%, 07/01/05                                           1,261



Bishop Street Funds                    40

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                             Market
      Amount                                                            Value
      (000)                                                             (000)
      ------                                                           ------

HAWAII -- (CONTINUED)
               Honolulu City & County, Board of Water Supply, RB,
               Pre-Refunded @ 101 (A)
     $  250    5.250%, 07/01/06                                        $    264
               Honolulu City & County, Board of Water Supply, Ser A,
               RB, FGIC Insured
      2,350    5.000%, 07/01/33                                           2,423
               Honolulu City & County, GO
      1,320    5.400%, 09/27/07                                           1,421
        200    1.850%, 09/11/08                                             200
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                             265
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                              63
               Honolulu City & County, Ser A, GO, ETM
        500    6.000%, 01/01/09                                             566
         95    6.000%, 01/01/10                                             109
        245    5.700%, 04/01/09                                             277
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
        135    6.000%, 11/01/10                                             157
               Honolulu City & County, Ser A, GO, FSA Insured,
               Pre-Refunded @ 100 (A)
        400    5.125%, 09/01/11                                             449
               Honolulu City & County, Ser A, GO, MBIA Insured
        365    6.000%, 11/01/10                                             422
      1,000    5.250%, 03/01/27                                           1,062
        500    5.250%, 03/01/28                                             529
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635    5.500%, 10/01/11                                             727
               Honolulu City & County, Ser B, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
      2,000    5.125%, 07/01/09                                           2,232
               Honolulu City & County, Ser C, GO, FGIC Insured
        125    5.500%, 11/01/07                                             136
      1,200    5.125%, 07/01/11                                           1,317
      1,100    5.125%, 07/01/15                                           1,199
        650    5.000%, 07/01/09                                             712
      3,500    5.000%, 07/01/19                                           3,734
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
        245    4.850%, 02/01/10                                             264
               Honolulu City & County, Smith-Beretania, Ser 8A,
               RB, MBIA/FHA Insured
      1,000    5.450%, 01/01/25                                           1,001


December 31, 2004                      41              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                              Market
     Amount                                                              Value
      (000)                                                              (000)
     ------                                                             ------

HAWAII -- (CONTINUED)
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
     $  200    6.900%, 06/20/35                                        $    205
               Honolulu City & County, Waste Water, 2nd Board
               Resolution, Junior Ser, RB, FGIC Insured
      1,000    5.250%, 07/01/12                                           1,100
        900    5.250%, 07/01/13                                             987
      1,000    5.250%, 07/01/17                                           1,093
      2,500    5.250%, 07/01/18                                           2,736
      1,000    5.000%, 07/01/23                                           1,046
               Kauai County, Public Improvement, Ser B, GO,
               MBIA Insured
        175    5.200%, 08/01/15                                             188
        165    5.150%, 08/01/14                                             177
        155    5.100%, 08/01/13                                             166
        120    5.050%, 08/01/12                                             128
        140    5.000%, 08/01/11                                             149
        135    4.950%, 08/01/10                                             144
        100    4.850%, 08/01/09                                             107
        120    4.750%, 08/01/08                                             128
               Kauai County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 100 (A)
      1,135    6.250%, 08/01/10                                           1,331
      1,480    6.250%, 08/01/10                                           1,736
      1,335    6.250%, 08/01/10                                           1,566
      1,050    6.250%, 08/01/10                                           1,232
               Kauai County, Ser A, GO, MBIA Insured
        750    5.625%, 08/01/18                                             842
               Maui County, Ser A, GO
        485    5.375%, 03/01/12                                             539
               Maui County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
        100    5.125%, 03/01/08                                             108
        615    5.100%, 03/01/09                                             649
        200    5.000%, 03/01/08                                             216
        795    5.000%, 03/01/09                                             837
               Maui County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
        500    5.200%, 03/01/08                                             542
               Maui County, Ser A, GO, MBIA Insured
      1,840    5.000%, 03/01/20                                           1,944
               Maui County, Ser A, GO, MBIA Insured,
               Pre-Refunded @ 101 (A)
        250    5.750%, 06/01/06                                             265
               Maui County, Ser B, GO, MBIA Insured
        500    5.000%, 09/01/17                                             544
               Maui County, Ser C, GO, FGIC Insured
        500    5.200%, 03/01/16                                             542
               Maui County, Ser C, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
        790    5.150%, 03/01/08                                             855


Bishop Street Funds                    42

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face                                                              Market
     Amount                                                              Value
      (000)                                                              (000)
     ------                                                             ------

HAWAII -- (CONTINUED)
               Pacific Health Special Purpose, Ser A, RB
     $  580    5.600%, 07/01/33                                        $    595
               University of Hawaii, Ser A, RB, FGIC Insured
        500    5.500%, 07/15/21                                             555
               University of Hawaii, Ser B, RB, FSA Insured
        320    5.250%, 10/01/16                                             350
        775    5.250%, 10/01/17                                             844
                                                                       --------
                                                                        143,117
                                                                       --------
ILLINOIS -- 2.0%
               Illinois State, Educational Facilities Authority,
               Northwestern University, RB
        670    5.000%, 12/01/38                                             681
               Schaumburg, Ser B, GO, FGIC Insured
      2,750    5.000%, 12/01/38                                           2,808
                                                                       --------
                                                                          3,489
                                                                       --------
INDIANA -- 0.8%
               Elkhart, Community School Building, First Meeting, RB
      1,500    4.500%, 07/15/24                                           1,491
                                                                       --------
KENTUCKY -- 0.6%
               Kenton County, Airport, RB, AMT, MBIA Insured
      1,000    5.000%, 03/01/10                                           1,074
                                                                       --------
NEW JERSEY -- 1.2%
               New Jersey State, Economic Development Authority,
               Motor Vehicle, Ser A, RB, MBIA Insured
      2,000    5.000%, 07/01/34                                           2,060
                                                                       --------
NEW YORK -- 0.6%
               New York State, Tobacco Settlement Financing,
               Ser B-1, RB
      1,100    4.000%, 06/01/12                                           1,119
                                                                       --------
OREGON -- 0.6%
               Portland, Airport & Marina Improvements, Ser 12C,
               RB, AMT, FGIC Insured
      1,000    4.750%, 07/01/10                                           1,058
                                                                       --------
PUERTO RICO -- 7.4%
               Puerto Rico Commonwealth, GO, MBIA Insured
      1,500    6.500%, 07/01/10                                           1,765
        500    6.500%, 07/01/14                                             619
               Puerto Rico Commonwealth, Public Improvement, GO,
               FSA Insured
        435    5.000%, 07/01/21                                             464


December 31, 2004                      43              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Face Amount                                                         Value
   (000)/Shares                                                         (000)
   ------------                                                         ------

PUERTO RICO -- (CONTINUED)
               Puerto Rico Commonwealth, Public Improvement,
               Ser A, GO
     $  865    5.000%, 07/01/10                                        $    937
        870    5.000%, 07/01/11                                             949
      1,000    5.000%, 07/01/27                                           1,024
               Puerto Rico Commonwealth, Ser A, GO
      1,000    5.000%, 07/01/30                                           1,074
               Puerto Rico, Electric Power Authority, Ser DD, RB,
               FSA Insured
      1,000    5.000%, 07/01/28                                           1,028
               Puerto Rico, Electric Power Authority, Ser HH, RB,
               FSA Insured
        500    5.250%, 07/01/29                                             529
               Puerto Rico, Housing, Banking & Finance Agency,
               Single-Family Mortgage, Affordable Housing Mortgage,
               Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
        180    6.100%, 10/01/15                                             184
               Puerto Rico, Housing Financial Authority, Capital
               Funding Program, RB
      2,500    5.000%, 12/01/16                                           2,709
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio
               Mutuo Obligation Group, Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                             307
               University of Puerto Rico, Ser O, RB, MBIA Insured
      1,500    5.750%, 06/01/19                                           1,696
                                                                       --------
                                                                         13,285
                                                                       --------
TEXAS -- 0.3%
               Channelview, Independent School District, Ser B, GO
        550    5.250%, 08/15/19                                             608
                                                                       --------
TOTAL MUNICIPAL BONDS (Cost $165,742)                                   175,306
                                                                       --------

                            CASH EQUIVALENTS -- 0.7%
    597,688    Dreyfus Tax-Exempt Cash Management Fund                      598
    597,688    Fidelity Institutional Money Market Tax-Exempt Fund          598
                                                                       --------
TOTAL CASH EQUIVALENTS (Cost $1,196)                                      1,196
                                                                       --------
TOTAL INVESTMENTS (COST $166,938) -- 98.6%                              176,502
                                                                       --------


Bishop Street Funds                    44

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Value
                                                                         (000)
                                                                         -----

                      OTHER ASSETS AND LIABILITIES -- 1.4%
Income Distribution Payable                                            $   (485)
Payable for Capital Shares Redeemed                                        (160)
Investment Adviser Fees Payable                                             (26)
Shareholder Servicing Fees Payable                                          (15)
Administrative Fees Payable                                                 (10)
Distribution Fees Payable                                                    (6)
Other Assets and Liabilities, Net                                         3,259
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                        2,557
                                                                       --------
NET ASSETS -- 100.0%                                                   $179,059
                                                                       ========

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $169,425
Undistributed Net Investment Income                                          45
Accumulated Net Realized Gain on Investments                                 25
Net Unrealized Appreciation on Investments                                9,564
                                                                       --------
NET ASSETS                                                             $179,059
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($148,574,937 / 13,482,481 SHARES)                                  $  11.02
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($30,483,858 / 2,765,707 SHARES)                                    $  11.02
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($11.02 / 95.75%)                                    $  11.51
                                                                       ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2004                      45              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


Money Market & Treasury Money Market Funds
--------------------------------------------------------------------------------


The U.S. economy continued to grow at a healthy rate during 2004, even though the pace of growth began to moderate from a peak of nearly 5% in early 2004. Consumer spending remained robust and capital spending improved as well. Output grew at a moderate pace, despite the rise in energy prices that occurred earlier in the year, and manufacturing activity accelerated, as the falling dollar continued to help exporters while domestic demand strengthened. The employment situation continued to show modest signs of improvement; total employment gains for the year were nearly enough to offset jobs lost from 2001 to 2003. A stronger labor market should help to sustain consumer spending, now that the effects of tax cuts and lower mortgage interest payments have faded.

In light of the strong economic data, Federal Reserve ("Fed") policy makers began a tightening campaign in June, bringing Fed funds to 2.25% by year-end. Policy makers reiterated their plan to continue raising rates at a "measured" pace, suggesting the Federal Open Market Committee ("FOMC") is confident that low rates, combined with increased productivity, will continue to fuel growth. Short-term bonds priced in further rate increases after it became evident that rates would continue to rise in 2005. The money market curve shifted higher during the year, forecasting 3% Fed funds by mid-2005. While yields on shorter maturity bonds moved higher along with the Fed funds rate, longer-term interest rates remained stable causing the yield curve to flatten. Inflation remained low by historical standards, but did begin to edge up during the year.

Despite rising short-term yields, money market assets were at $1.9 trillion at the end of 2004, down about 5% for the year, as investors sought higher yielding alternatives and banks became much more competitive in offering higher deposit rates.



Bishop Street Funds                    46

--------------------------------------------------------------------------------

                                              [BISHOP STREET FUNDS LOGO OMITTED]

--------------------------------------------------------------------------------


The Money Market and Treasury Money Market Funds (the "Funds") started the year with longer maturity stances that enabled us to lock in higher yields. However, we shortened the weighted average maturity of both of the Funds throughout the remainder of 2004 in anticipation of higher interest rates and further FOMC increases.

Despite this shortening, we continued to opportunistically purchase longer-term instruments that priced in multiple Fed tightenings. Implementing this strategy meant that the Funds were positioned to quickly take advantage of expected further tightening in 2005. As a result, we were able to keep short-term returns competitive late in the year while positioning the Funds well for the long-term.

As the economy continues to expand and the risk of rising prices increases in 2005, we believe the Fed will remain on a path of steady tightening. A weaker dollar and higher oil prices will force the Fed to remain diligent in their effort to ward off inflation. In this environment, we will keep a shorter average maturity in order to take advantage of the Fed's tightening campaign while looking for opportunities to invest in longer securities when future rate increases price in excess steepness in the curve. We continue to utilize our extensive credit research resources to emphasize high quality, liquid issues and avoid buying lower credit quality or leveraged structures that offer higher yields.



December 31, 2004                      47              www.bishopstreetfunds.com

Money Market Fund
--------------------------------------------------------------------------------


[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  36.5%  Commercial Paper
  22.1%  U.S. Government Obligations
  15.1%  Certificates of Deposit/Bank Notes
   8.3%  Insurance Funding Agreements
   7.2%  Corporate Obligations
   6.8%  Collateralized Mortgage Obligations
   4.0%  Repurchase Agreements
--------------------------------------------------------------------------------

+PERCENTAGES BASED ON TOTAL INVESTMENTS.


                             STATEMENT OF NET ASSETS

     Face
    Amount                                                               Value
     (000)                                                               (000)
    ------                                                              ------

                          COMMERCIAL PAPER (C) -- 36.5%
ASSET-BACKED (D) -- 15.4%
               Apreco
     $3,500    2.188%, 01/18/05                                        $  3,496
               Cafco
      4,000    2.238%, 01/18/05                                           3,996
               Clipper Receivables
      3,000    2.383%, 03/03/05                                           2,988
               Edison Asset Securitization
      4,000    2.349%, 02/11/05                                           3,989
               Eureka Securitization
      3,800    2.208%, 01/18/05                                           3,796
               Jupiter Securitization
      2,379    2.347%, 01/28/05                                           2,375
               Park Avenue Receivables
      4,000    2.228%, 01/19/05                                           3,996
               Yorktown Capital
      4,000    2.021%, 01/18/05                                           3,996
                                                                       --------
                                                                         28,632
                                                                       --------
BANKS -- 4.3%
               Barclays Bank
      3,000    2.264%, 02/22/05                                           2,991
               Danske Bank
      5,000    2.057%, 01/25/05                                           4,993
                                                                       --------
                                                                          7,984
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 14.6%
               Ciesco
      3,800    2.190%, 01/27/05                                           3,794
               General Electric Capital
      2,500    2.273%, 02/16/05                                           2,493



Bishop Street Funds                    48

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                             -----

DIVERSE FINANCIAL SERVICES -- (CONTINUED)
               Goldman Sachs Group
     $4,000    2.336%, 01/28/05                                        $  3,993
               JPMorgan Chase
      3,000    2.200%, 01/26/05                                           2,995
               Morgan Stanley
      4,000    2.176%, 01/07/05                                           3,999
      3,500    2.253%, 02/14/05                                           3,490
               Nationwide Building
      1,450    2.090%, 01/19/05                                           1,449
               Shell Finance
      5,000    2.363%, 03/03/05                                           4,980
                                                                       --------
                                                                         27,193
                                                                       --------
SCHOOLS -- 2.2%
               Yale University TECP
      4,000    2.310%, 02/04/05                                           3,991
                                                                       --------
TOTAL COMMERCIAL PAPER (Cost $67,800)                                    67,800
                                                                       --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.1%
               FHLB
      4,000    2.148%, 01/19/05 (C)                                       3,996
      1,500    1.500%, 03/01/05                                           1,500
      4,000    1.625%, 04/15/05                                           4,004
      1,100    1.660%, 05/16/05                                           1,100
               FHLMC (C)
      5,250    1.980%, 01/11/05                                           5,247
      3,500    2.287%, 02/01/05                                           3,493
               FNMA
      6,000    1.980%, 01/12/05 (C)                                       5,996
      6,714    2.198%, 01/19/05 (C)                                       6,707
      2,700    2.249%, 02/02/05 (C)                                       2,694
      3,000    1.375%, 02/11/05                                           2,997
      2,800    1.375%, 02/14/05                                           2,800
        540    1.610%, 05/13/05                                             540
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,074)                  41,074
                                                                       --------



December 31, 2004                      49              www.bishopstreetfunds.com

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                             -----

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 15.1%
               Bradford & Bingley (A)(D)
     $4,000    2.025%, 01/07/05                                        $  4,000
               Credit Suisse First Boston
      4,000    2.350%, 01/20/05                                           4,000
               Svenska Handelsbank
      5,000    2.130%, 01/13/05                                           5,000
               Wells Fargo Bank
      6,000    2.010%, 01/19/05                                           6,000
               Westdeutsche Landesbank
      5,000    1.320%, 01/27/05                                           5,000
               Wilmington Trust
      4,000    2.070%, 01/05/05                                           4,000
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $28,000)                  28,000
                                                                       --------

                 INSURANCE FUNDING AGREEMENTS (A)(B)(D) -- 8.3%
               Allstate
      3,000    2.580%, 03/15/05                                           3,000
               Metropolitan Life Insurance
      5,000    2.240%, 01/03/05                                           5,000
               Monumental Life Insurance
      5,500    2.230%, 01/03/05                                           5,500
               Travelers Insurance
      2,000    2.480%, 02/28/05                                           2,000
                                                                       --------
TOTAL INSURANCE FUNDING AGREEMENTS (Cost $15,500)                        15,500
                                                                       --------

                        CORPORATE OBLIGATIONS (A) -- 7.2%
BANKS -- 2.3%
               Barclays Bank
      1,500    2.348%, 01/24/05                                           1,500
               Chase Manhattan Bank
      2,750    2.340%, 01/11/05                                           2,750
                                                                       --------
                                                                          4,250
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 4.9%
               General Electric Capital
      2,300    2.460%, 01/10/05                                           2,300
               General Electric Capital MTN
      2,000    2.510%, 01/17/05                                           2,000



Bishop Street Funds                    50

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

      Face
     Amount                                                             Value
      (000)                                                             (000)
     ------                                                             -----

DIVERSE FINANCIAL SERVICES -- (CONTINUED)
               Principal Life Global Funding MTN (D)
     $4,800    2.630%, 03/18/05                                        $  4,801
                                                                       --------
                                                                          9,101
                                                                       --------
TOTAL CORPORATE OBLIGATIONS (Cost $13,351)                               13,351
                                                                       --------

                 COLLATERALIZED MORTGAGE OBLIGATION (A) -- 6.8%
               Aire Valley Mortgages, Ser 2004-1A, Cl 1A (D)
      1,800    2.140%, 01/20/05                                           1,800
               GE Commercial Equipment Financing, Ser 2004-1, Cl A1
      1,638    2.373%, 01/20/05                                           1,638
               GE Commerical Equipment Financing, Ser 2004-A,
               Cl A1 (D)
      1,500    2.590%, 01/22/05                                           1,500
               Holmes Financing, Ser 8, Cl 1A
      2,500    2.353%, 01/18/05                                           2,500
               Permanent Financing, Ser 4, Cl 1A
      3,500    2.320%, 01/10/05                                           3,500
               Permanent Financing, Ser 5, Cl 1A
      1,650    2.350%, 01/10/05                                           1,650
                                                                       --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $12,588)                  12,588
                                                                       --------

                          REPURCHASE AGREEMENT -- 4.0%
               Deutsche Bank 2.170%, dated 12/31/04,
               to be repurchased on 01/03/05, repurchase price
               $7,401,338 (collateralized by GNMA,
               par value $83,673,688, 8.500%, 04/20/26; total market
      7,400    value $7,548,000)                                          7,400
                                                                       --------
TOTAL REPURCHASE AGREEMENT (Cost $7,400)                                  7,400
                                                                       --------
TOTAL INVESTMENTS (COST $185,713) -- 100.0%                             185,713
                                                                       --------

                      OTHER ASSETS AND LIABILITIES -- 0.0%
Income Distribution Payable                                                (232)
Investment Adviser Fees Payable                                             (34)
Administrative Fees Payable                                                 (18)
Shareholder Servicing Fees Payable                                          (16)
Distribution Fees Payable                                                    (4)
Other Assets and Liabilities, Net                                           325
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                           21
                                                                       --------
NET ASSETS -- 100.0%                                                   $185,734
                                                                       ========


December 31, 2004                      51              www.bishopstreetfunds.com

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Value
                                                                        (000)
                                                                        -----

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $185,758
Accumulated Net Realized Loss on Investments                                (24)
                                                                       --------
NET ASSETS                                                             $185,734
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($167,910,230 / 167,934,800 SHARES)                                 $   1.00
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($17,823,780 / 17,823,833 SHARES)                                   $   1.00
                                                                       ========

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B) SECURITY CONSIDERED ILLIQUID.

(C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

(D) SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON DECEMBER 31, 2004, THE VALUE OF THESE SECURITIES TOTALED APPROXIMATELY $56,233,000 OR 30.3% OF THE FUND'S TOTAL NET ASSETS.

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

TECP -- TAX-EXEMPT COMMERCIAL PAPER

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    52

Treasury Money Market Fund
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)+
  27.8%  U.S. Treasury Obligations
  72.2%  Repurchase Agreements
--------------------------------------------------------------------------------

+PERCENTAGES BASED ON TOTAL INVESTMENTS.


                             STATEMENT OF NET ASSETS

     Face
    Amount                                                               Value
     (000)                                                               (000)
    ------                                                              ------

                       U.S. TREASURY OBLIGATIONS -- 34.5%
               U.S. Treasury Bills (A)
    $50,000    2.042%, 01/18/05                                        $ 49,957
     20,000    2.291%, 05/12/05                                          19,835
               U.S. Treasury Notes
      2,000    1.625%, 04/30/05                                           2,003
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,795)                           71,795
                                                                       --------

                         REPURCHASE AGREEMENTS -- 89.7%
               ABN - Amro 1.500%, dated 12/31/04, to be
               repurchased on 01/03/05, repurchase price $45,005,625
               (collateralized by U.S. Treasury Bonds,
               par value $39,437,000, 6.000%, 02/15/26; total market
     45,000    value $45,968,850)                                        45,000
               Deutsche Bank 1.650%, dated 12/31/04, to be
               repurchased on 01/03/05, repurchase price $31,704,359
               (collateralized by U.S. Treasury Bills,
               par value $32,653,000, 2.430%, 05/26/05; total market
     31,700    value $32,334,307)                                        31,700
               Goldman Sachs Group 1.500%, dated 12/31/04, to be
               repurchased on 01/03/05, repurchase price $50,006,250
               (collateralized by U.S. Treasury Bonds,
               par value $42,725,000, 6.250%, 08/15/23; total market
     50,000    value $51,003,000)                                        50,000
               Lehman Brothers 1.600%, dated 12/31/04, to be
               repurchased on 01/03/05, repurchase price $10,001,333
               (collateralized by various U.S. Treasury Notes,
               ranging in par value $10,000-$695,000, 1.250%-4.250%,
     10,000    02/28/05-11/15/14; total market value $10,199,262)        10,000
               UBS Securities 1.600%, dated 12/31/04, to be
               repurchased on 01/03/05, repurchase price $50,006,667
               (collateralized by U.S. Treasury Notes,
               par value $49,790,000, 6.750%, 05/15/05; total market
     50,000    value $51,002,751)                                        50,000
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (Cost $186,700)                             186,700
                                                                       --------
TOTAL INVESTMENTS (COST $258,495) -- 124.2%                             258,495
                                                                       --------



December 31, 2004                      53              www.bishopstreetfunds.com

Treasury Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Value
                                                                        (000)
                                                                        -----

                     OTHER ASSETS AND LIABILITIES -- (24.2)%
Payable for Investment Securities Purchased                            $(49,958)
Income Distribution Payable                                                (306)
Investment Adviser Fees Payable                                             (21)
Service Plan Fees Payable                                                   (19)
Administrative Fees Payable                                                 (22)
Other Assets and Liabilities, Net                                           (16)
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (50,342)
                                                                       --------
NET ASSETS -- 100.0%                                                   $208,153
                                                                       ========

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $208,190
Undistributed Net Investment Income                                          10
Accumulated Net Realized Loss on Investments                                (47)
                                                                       --------
NET ASSETS                                                             $208,153
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($208,152,878 / 208,190,799 SHARES)                                 $   1.00
                                                                       ========

(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    54

                       This page intentionally left blank.

Bishop Street Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                 (IN THOUSANDS)

                                                                      Tax         High
                                                     Strategic      Managed       Grade
                                         Equity       Growth        Equity       Income
                                          Fund         Fund          Fund         Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                       $2,539      $  378        $  583      $    --
   Interest Income                           31          10             7        6,354
   Securities Lending, Net                   33          --            --           47
   Less: Foreign Taxes Withheld              (5)         --            --           --
-----------------------------------------------------------------------------------------
   Total Investment Income                2,598         388           590        6,401
-----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                1,151         425           250          794
   Shareholder Servicing Fees               389         144            84          360
   Administrative Fees                      311         115            68          289
   Distribution Fees, Class A                 4          --            --            1
   Transfer Agent Fees                       67          26            29           64
   Professional Fees                         48          18            10           45
   Custody Fees                              15           5             3           14
   Trustees' Fees                            14           4             3           13
   Printing Fees                             12           3             3           11
   Registration Fees                          3           1             2           --
   Miscellaneous Expenses                     7          --             1           14
-----------------------------------------------------------------------------------------
      Total Expenses                      2,021         741           453        1,605
-----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees             (94)         --           (36)        (166)
        Shareholder Servicing Fees         (233)        (86)          (51)        (217)
        Administrative Fees                (135)        (50)          (29)        (126)
-----------------------------------------------------------------------------------------
            Total Waivers                  (462)       (136)         (116)        (509)
-----------------------------------------------------------------------------------------
      Total Net Expenses                  1,559         605           337        1,096
-----------------------------------------------------------------------------------------
   Net Investment Income (Loss)           1,039        (217)          253        5,305
-----------------------------------------------------------------------------------------
Net Realized Gain on Investments          2,061       1,549         1,216          837
Change in Unrealized Appreciation
   (Depreciation) on Investments          2,789       5,453           706       (1,214)
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                         4,850       7,002         1,922         (377)
-----------------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations             $5,889      $6,785        $2,175      $ 4,928
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    56

Bishop Street Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                 (IN THOUSANDS)

                                             Hawaii                 Treasury
                                            Municipal      Money      Money
                                              Bond        Market     Market
                                              Fund         Fund       Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                           $8,068      $3,224     $3,227
--------------------------------------------------------------------------------
   Total Investment Income                    8,068       3,224      3,227
--------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                      623         689        729
   Shareholder Servicing Fees                   445         574        608
   Administrative Fees                          356         460        486
   Distribution Fees, Class A                    76          45         --
   Transfer Agent Fees                           68          73         49
   Professional Fees                             55          63         70
   Custody Fees                                  17          23         23
   Trustees' Fees                                16          21         21
   Printing Fees                                 14          21         24
   Registration Fees                              3          --          3
   Miscellaneous Expenses                        38          --         28
--------------------------------------------------------------------------------
      Total Expenses                          1,711       1,969      2,041
--------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                (159)       (231)      (395)
        Shareholder Servicing Fees             (267)       (345)      (365)
        Administrative Fees                    (231)       (200)      (212)
--------------------------------------------------------------------------------
            Total Waivers                      (657)       (776)      (972)
--------------------------------------------------------------------------------
      Total Net Expenses                      1,054       1,193      1,069
--------------------------------------------------------------------------------
   Net Investment Income                      7,014       2,031      2,158
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments       1,678          (2)       (46)
Change in Unrealized Depreciation
   on Investments                            (2,892)         --         --
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss
   on Investments                            (1,214)         (2)       (46)
--------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations                $ 5,800      $2,029     $2,112
================================================================================
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2004                      57              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                           Equity Fund
----------------------------------------------------------------------------------------------
                                                                        2004         2003
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                              $  1,039     $    655
   Net Realized Gain on Investments                                      2,061        1,685
   Change in Unrealized Appreciation
     on Investments                                                      2,789       30,565
----------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                      5,889       32,905
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                         (1,043)        (650)
     Class A Shares                                                         (6)          (3)
----------------------------------------------------------------------------------------------
        Total Dividends                                                 (1,049)        (653)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                        38,484       11,293
     Reinvestments of Cash Distributions                                   711          393
     Cost of Shares Redeemed                                           (30,690)     (17,181)
----------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions             8,505       (5,495)
----------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                           144          143
     Reinvestments of Cash Distributions                                     3            2
     Cost of Shares Redeemed                                              (161)        (521)
----------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                           (14)        (376)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                                       8,491       (5,871)
----------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                         13,331       26,381
----------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                                 157,965      131,584
----------------------------------------------------------------------------------------------
     End of Year                                                      $171,296     $157,965
==============================================================================================
Undistributed Net Investment Income                                   $     --     $      9
==============================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                       4,055        1,341
     Shares Issued in Lieu of Cash Distributions                            74           46
     Shares Redeemed                                                    (3,249)      (2,169)
----------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                       880         (782)
----------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                          15           17
     Shares Issued in Lieu of Cash Distributions                            --            1
     Shares Redeemed                                                       (17)         (64)
----------------------------------------------------------------------------------------------
        Total Class A Share Transactions                                    (2)         (46)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding from Share Transactions      878         (828)
==============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    58

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                             Strategic              Tax Managed
                                                            Growth Fund             Equity Fund
------------------------------------------------------------------------------------------------------
                                                         2004         2003       2004        2003
------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                         $  (217)    $  (167)    $   253     $   205
   Net Realized Gain on Investments                       1,549         758       1,216          19
   Change in Unrealized Appreciation
     on Investments                                       5,453       8,983         706       6,553
------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations       6,785       9,574       2,175       6,777
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                              --          --        (254)       (204)
   Capital Gains:
     Institutional Class Shares                              --          --      (1,183)        (46)
------------------------------------------------------------------------------------------------------
        Total Dividends and Distributions                    --          --      (1,437)       (250)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                         34,231      20,073       3,777       8,008
     Reinvestments of Cash Distributions                     --          --          80           6
     Cost of Shares Redeemed                             (8,693)     (2,701)     (3,828)     (4,368)
------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions                       25,538      17,372          29       3,646
------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                          32,323      26,946         767      10,173
------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                   46,845      19,899      34,808      24,635
------------------------------------------------------------------------------------------------------
     End of Year                                        $79,168     $46,845     $35,575     $34,808
======================================================================================================
Accumulated Net Investment Loss                         $   (15)    $   (22)    $    --     $   (14)
======================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                        2,842       1,873         311         802
     Shares Issued in Lieu of Cash Distributions             --          --           7           1
     Shares Redeemed                                       (715)       (251)       (316)       (422)
------------------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions      2,127       1,622           2         381
------------------------------------------------------------------------------------------------------
Net Increase in Shares Outstanding from
   Share Transactions                                     2,127       1,622           2         381
======================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2004                      59              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                       High Grade             Hawaii Municipal
                                                                      Income Fund                Bond Fund
-------------------------------------------------------------------------------------------------------------------
                                                                   2004         2003         2004         2003
-------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                         $  5,305     $  5,273     $  7,014     $  7,321
   Net Realized Gain on Investments                                   837        4,600        1,678        1,911
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                               (1,214)      (5,397)      (2,892)          64
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                 4,928        4,476        5,800        9,296
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                    (5,288)      (5,260)      (5,870)      (6,122)
     Class A Shares                                                   (10)         (13)      (1,133)      (1,218)
   Capital Gains:
     Institutional Class Shares                                      (546)      (2,572)      (1,540)      (1,555)
     Class A Shares                                                    (1)          (5)        (317)        (317)
-------------------------------------------------------------------------------------------------------------------
         Total Dividends and Distributions                         (5,845)      (7,850)      (8,860)      (9,212)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                   40,169       15,737       14,569       18,535
     Reinvestments of Cash Distributions                            2,530        2,901        1,202        1,112
     Cost of Shares Redeemed                                      (19,460)     (18,942)     (15,048)     (19,607)
-------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions      23,239         (304)         723           40
-------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                        2           25        2,467        2,635
     Reinvestments of Cash Distributions                                7           15          680          726
     Cost of Shares Redeemed                                          (57)        (182)      (3,099)      (5,880)
-------------------------------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                     (48)        (142)          48       (2,519)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From
   Capital Share Transactions                                      23,191         (446)         771       (2,479)
-------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                         22,274       (3,820)      (2,289)      (2,395)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                            135,121      138,941      181,348      183,743
-------------------------------------------------------------------------------------------------------------------
     End of Year                                                 $157,395     $135,121     $179,059     $181,348
===================================================================================================================
Undistributed Net Investment Income                              $      9     $      2     $     45     $     34
===================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                  3,890        1,481        1,310        1,656
     Shares Issued in Lieu of Cash Distributions                      244          274          108           99
     Shares Redeemed                                               (1,881)      (1,777)      (1,356)      (1,750)
-------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Share Transactions               2,253          (22)          62            5
-------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                     --            2          221          234
     Shares Issued in Lieu of Cash Distributions                        1            2           61           65
     Shares Redeemed                                                   (6)         (17)        (280)        (521)
-------------------------------------------------------------------------------------------------------------------
         Total Class A Share Transactions                              (5)         (13)           2         (222)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                          2,248          (35)          64         (217)
===================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    60

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                       Money Market            Treasury Money Market
                                                                          Fund                          Fund
------------------------------------------------------------------------------------------------------------------------

                                                                     2004          2003         2004          2003
------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                          $   2,031     $   1,740     $   2,158     $   2,386
   Net Realized Gain (Loss) on Investments                               (2)           --           (46)           21
------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                   2,029         1,740         2,112         2,407
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                      (1,908)       (1,731)       (2,173)       (2,386)
     Class A Shares                                                    (122)           (9)           --            --
------------------------------------------------------------------------------------------------------------------------
        Total Dividends                                              (2,030)       (1,740)       (2,173)       (2,386)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Institutional Class Shares:
     Proceeds from Shares Issued                                    443,764       408,493       501,131       678,219
     Reinvestments of Cash Distributions                                 83            25             6             9
     Cost of Shares Redeemed                                       (458,078)     (464,850)     (563,288)     (739,562)
------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions        (14,231)      (56,332)      (62,151)      (61,334)
------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                     47,431        20,191            --            --
     Reinvestments of Cash Distributions                                 99             9            --            --
     Cost of Shares Redeemed                                        (47,170)       (2,948)           --            --
------------------------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                        360        17,252            --            --
------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                  (13,871)      (39,080)      (62,151)      (61,334)
------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                     (13,872)      (39,080)      (62,212)      (61,313)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                              199,606       238,686       270,365       331,678
------------------------------------------------------------------------------------------------------------------------
     End of Year                                                  $ 185,734     $ 199,606     $ 208,153     $ 270,365
========================================================================================================================
Undistributed Net Investment Income                               $      --     $      (1)    $      10     $      16
========================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2004                      61              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD    INCOME (LOSS)      INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    ---------------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2004(1)              $ 9.49         $ 0.06            $ 0.29          $ 0.35        $(0.06)     $   --         $(0.06)
2003(1)                7.53           0.04              1.96            2.00         (0.04)         --          (0.04)
2002(1)               10.08           0.02             (2.55)          (2.53)        (0.02)         --          (0.02)
2001                  13.55            --              (3.47)          (3.47)           --          --             --
2000                  17.88            --              (2.77)          (2.77)           --       (1.56)         (1.56)
CLASS A SHARES:
2004(1)              $ 9.44         $ 0.04            $ 0.28          $ 0.32        $(0.04)     $   --         $(0.04)
2003(1)                7.49           0.02              1.95            1.97         (0.02)         --          (0.02)
2002(1)               10.01             --             (2.52)          (2.52)           --          --             --
2001                  13.49          (0.07)            (3.41)          (3.48)           --          --             --
2000                  17.87             --             (2.82)          (2.82)           --       (1.56)         (1.56)
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $11.93         $(0.05)           $ 1.20          $ 1.15        $   --      $   --         $   --
2003(1)                8.64          (0.06)             3.35            3.29            --          --             --
2002(2)               10.00          (0.03)            (1.33)          (1.36)           --          --             --
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $12.06         $ 0.09            $ 0.68          $ 0.77        $(0.09)     $(0.42)        $(0.51)
2003(1)                9.83           0.07              2.25            2.32         (0.07)      (0.02)         (0.09)
2002(3)               10.00           0.01             (0.17)          (0.16)        (0.01)         --          (0.01)
----------------------
HIGH GRADE INCOME FUND
----------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $10.40         $ 0.38            $(0.03)         $ 0.35        $(0.38)     $(0.04)        $(0.42)
2003(1)               10.67           0.42             (0.07)           0.35         (0.42)      (0.20)         (0.62)
2002                  10.00           0.46              0.67            1.13         (0.46)         --          (0.46)
2001                   9.81           0.50              0.19            0.69         (0.50)         --          (0.50)
2000                   9.39           0.52              0.42            0.94         (0.52)         --          (0.52)
CLASS A SHARES:
2004(1)              $10.36         $ 0.35            $(0.03)         $ 0.32        $(0.35)     $(0.04)        $(0.39)
2003(1)               10.62           0.39             (0.06)           0.33         (0.39)      (0.20)         (0.59)
2002                   9.96           0.43              0.66            1.09         (0.43)         --          (0.43)
2001                   9.76           0.48              0.19            0.67         (0.47)         --          (0.47)
2000                   9.35           0.52              0.38            0.90         (0.49)         --          (0.49)

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JULY 1, 2002.
(3) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



Bishop Street Funds                    62

--------------------------------------------------------------------------------



                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS       INCOME (LOSS)     PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2004(1)              $ 9.78          3.72%      $169,685         1.00%              1.30%              0.67%           42%
2003(1)                9.49         26.62        156,381         1.00               1.28               0.48            43
2002(1)                7.53        (25.06)       129,981         1.00               1.27               0.24            60
2001                  10.08        (25.61)       216,412         1.00               1.27                 --            86
2000                  13.55        (16.20)       300,565         1.00               1.28              (0.23)           52
CLASS A SHARES:
2004(1)              $ 9.72          3.37%      $  1,611         1.25%              1.55%              0.42%           42%
2003(1)                9.44         26.31          1,584         1.25               1.53               0.23            43
2002(1)                7.49        (25.17)         1,603         1.25               1.52              (0.02)           60
2001                  10.01        (25.80)         2,813         1.25               1.52              (0.29)           86
2000                  13.49        (16.49)        10,631         1.25               1.53              (0.51)           52
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $13.08          9.64%      $ 79,168         1.05%              1.29%             (0.38)%          59%
2003(1)               11.93         38.08         46,845         1.17               1.41              (0.57)           59
2002(2)                8.64        (13.60)        19,899         1.25*              1.67*             (0.61)*          50
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $12.32          6.40%      $ 35,575         1.00%              1.34%              0.74%           36%
2003(1)               12.06         23.66         34,808         1.00               1.43               0.68            34
2002(3)                9.83         (1.57)        24,635         1.00*              1.50*              0.99*            1
----------------------
HIGH GRADE INCOME FUND
----------------------
INSTITUTIONAL CLASS SHARES:
2004(1)              $10.33          3.41%      $157,170         0.76%              1.11%              3.68%           45%
2003(1)               10.40          3.31        134,845         0.76               1.10               3.91            48
2002                  10.67         11.54        138,516         0.76               1.09               4.45            19
2001                  10.00          7.16        124,416         0.76               1.09               5.02            89
2000                   9.81         10.25        127,888         0.77               1.14               5.41            88
CLASS A SHARES:
2004(1)              $10.29          3.16%      $    225         1.01%              1.36%              3.43%           45%
2003(1)               10.36          3.14            276         1.01               1.35               3.69            48
2002                  10.62         11.19            425         1.01               1.34               4.21            19
2001                   9.96          7.02            325         1.01               1.34               4.72            89
2000                   9.76          9.85             26         1.02               1.39               5.24            88



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2004                      63              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,


                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD       INCOME          INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    -------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $11.21          $ 0.44           $(0.07)         $ 0.37        $(0.44)     $(0.12)        $(0.56)
2003(2)               11.20            0.45             0.13            0.58         (0.45)      (0.12)         (0.57)
2002                  10.66            0.47             0.57            1.04         (0.46)      (0.04)         (0.50)
2001                  10.70            0.49            (0.04)           0.45         (0.49)         --          (0.49)
2000                   9.98            0.50             0.72            1.22         (0.50)         --          (0.50)
CLASS A SHARES:
2004(2)              $11.21          $ 0.41           $(0.07)         $ 0.34        $(0.41)     $(0.12)        $(0.53)
2003(2)               11.20            0.42             0.13            0.55         (0.42)      (0.12)         (0.54)
2002                  10.66            0.44             0.58            1.02         (0.44)      (0.04)         (0.48)
2001                  10.69            0.46            (0.02)           0.44         (0.47)         --          (0.47)
2000                   9.97            0.46             0.73            1.19         (0.47)         --          (0.47)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $ 1.00          $ 0.01           $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2003(2)                1.00            0.01               --            0.01         (0.01)         --          (0.01)
2002                   1.00            0.01               --            0.01         (0.01)         --          (0.01)
2001                   1.00            0.04               --            0.04         (0.04)         --          (0.04)
2000                   1.00            0.06               --            0.06         (0.06)         --          (0.06)
CLASS A SHARES:
2004(2)              $ 1.00          $ 0.01           $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2003(2)                1.00            0.01               --            0.01         (0.01)         --          (0.01)
2002                   1.00            0.01               --            0.01         (0.01)         --          (0.01)
2001(1)                1.00            0.02               --            0.02         (0.02)         --          (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $ 1.00          $ 0.01           $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2003(2)                1.00            0.01               --            0.01         (0.01)         --          (0.01)
2002                   1.00            0.01               --            0.01         (0.01)         --          (0.01)
2001                   1.00            0.04               --            0.04         (0.04)         --          (0.04)
2000                   1.00            0.06               --            0.06         (0.06)         --          (0.06)



 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
(1) COMMENCED OPERATIONS ON MAY 1, 2001.
(2) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



Bishop Street Funds                    64

--------------------------------------------------------------------------------



                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS          INCOME         PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $11.02          3.36%      $148,575         0.55%              0.92%             3.97%            40%
2003(2)               11.21          5.27        150,373         0.45               0.91              4.01             38
2002                  11.20         10.02        150,287         0.45               0.89              4.23             26
2001                  10.66          4.24        137,206         0.45               0.88              4.54              4
2000                  10.70         12.61        134,901         0.44               0.92              4.89             19
CLASS A SHARES:
2004(2)              $11.02          3.10%      $ 30,484         0.80%              1.17%             3.72%            40%
2003(2)               11.21          5.01         30,975         0.70               1.16              3.76             38
2002                  11.20          9.75         33,456         0.70               1.14              3.98             26
2001                  10.66          4.13         30,499         0.70               1.13              4.29              4
2000                  10.69         12.34         19,951         0.69               1.17              4.63             19
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $ 1.00          0.92%      $167,910         0.50%              0.84%             0.90%           n/a
2003(2)                1.00          0.76        182,166         0.50               0.83              0.76            n/a
2002                   1.00          1.34        238,498         0.50               0.81              1.33            n/a
2001                   1.00          3.86        309,935         0.50               0.82              3.71            n/a
2000                   1.00          6.13        305,678         0.50               0.83              5.95            n/a
CLASS A SHARES:
2004(2)              $ 1.00          0.67%      $ 17,824         0.75%              1.09%             0.65%           n/a
2003(2)                1.00          0.50         17,440         0.75               1.08              0.41            n/a
2002                   1.00          1.08            188         0.75               1.06              1.10            n/a
2001(1)                1.00          1.96            500         0.75*              1.07*             2.66*           n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2004(2)              $ 1.00          0.91%      $208,153         0.44%              0.84%             0.89%           n/a
2003(2)                1.00          0.74        270,365         0.44               0.83              0.75            n/a
2002                   1.00          1.29        331,678         0.44               0.83              1.28            n/a
2001                   1.00          3.68        372,422         0.44               0.85              3.68            n/a
2000                   1.00          5.89        455,612         0.44               0.82              5.73            n/a



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2004                      65              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Equity, High Grade Income and Hawaii Municipal Bond Funds are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.



Bishop Street Funds                    66

--------------------------------------------------------------------------------


   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of the specific identification method. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The Equity, Strategic Growth, Tax Managed Equity, High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Money Market and Treasury Money Market Funds use the straight line method.

REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements are repurchased. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (see Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.



December 31, 2004                      67              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


CLASSES
   Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds. The Equity, Strategic Growth and Tax Managed Equity Funds declare and pay dividends from any net investment income on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity, Strategic Growth and the Tax Managed Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund. Such waivers are disclosed in the Statements of Operations.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
   Wellington Management Company, LLP ("Wellington") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement. Wellington is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to



Bishop Street Funds                    68

--------------------------------------------------------------------------------


$500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses, as disclosed in the Statements of Operations.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its fee in order to limit operating expenses, as disclosed in the Statements of Operations.
   Certain ministerial officers of the Trust are also ministerial officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING
   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral).



December 31, 2004                      69              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

6. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale and maturities of securities, other than temporary cash investments for the period ended December 31, 2004 are presented below for the Funds.

                                 Strategic         Tax        High Grade      Hawaii
                     Equity       Growth         Managed        Income       Municipal
                      Fund         Fund        Equity Fund       Fund        Bond Fund
                      (000)        (000)          (000)          (000)         (000)
                    --------     ---------     -----------    ----------     ---------
Purchases
  U.S.
    Government
    Securities       $    --     $    --         $    --        $50,701       $    --
  Other               72,160      58,925          11,848         41,159        69,340

Sales and Maturities
  U.S.
    Government
    Securities       $    --     $    --         $    --        $15,387       $    --
  Other               64,703      33,989          13,573         44,426        72,639

7. FEDERAL TAX INFORMATION
   It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.



Bishop Street Funds                    70

--------------------------------------------------------------------------------


Accordingly, the following permanent differences, primarily attributable to net operating losses and reclass of distributions for tax purposes have been reclassified:

                            Undistributed Net     Accumulated        Paid
                               Investment          Realized           in
                                 Income              Gain           Capital
                                  (000)              (000)           (000)
                            -----------------     -----------      ---------
Equity Fund                       $  1               $ --           $  (1)
Strategic Growth Fund              224                 --            (224)
Tax Managed Equity Fund             15                (15)             --
Treasury Money
   Market Fund                       9                 (9)             --

   These reclassifications have no effect on net assets or net asset values per share.

   The tax character of dividends and distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

                     Ordinary        Tax Exempt       Long-Term
                      Income           Income       Capital Gain      Total
                       (000)            (000)           (000)         (000)
                     --------        ----------     ------------     -------
Equity Fund
   2004               $1,049           $   --          $   --         $1,049
   2003                  653               --              --            653
Strategic Growth
   Fund
   2004               $   --           $   --          $   --         $   --
   2003                   --               --              --             --
Tax Managed Equity
   Fund
   2004               $  311           $   --          $1,126         $1,437
   2003                  250               --              --            250
High Grade Income
   Fund
   2004               $5,298           $   --          $  547         $5,845
   2003                5,273               --           2,577          7,850
Hawaii Municipal
   Bond Fund
   2004               $   71           $7,003          $1,786         $8,860
   2003                   14            7,326           1,872          9,212
Money Market Fund
   2004               $2,030           $   --          $   --         $2,030
   2003                1,740               --              --          1,740
Treasury Money
   Market Fund
   2004               $2,173           $   --          $   --         $2,173
   2003                2,386               --              --          2,386


December 31, 2004                      71              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


   As  of  December  31,  2004,   the  components  of   Distributable   Earnings
(Accumulated Losses) on a tax basis were as follows:

                                                                                          Treasury
                              Strategic       Tax       High Grade    Hawaii      Money     Money
                    Equity     Growth       Managed       Income     Municipal   Market    Market
                     Fund       Fund      Equity Fund      Fund      Bond Fund    Fund      Fund
                     (000)      (000)        (000)         (000)       (000)      (000)     (000)
                   --------   ---------   -----------   ----------   ---------   ------   --------
Undistributed
   ordinary
   income          $     --    $    --      $   14        $  654      $   --      $ --      $  9
Undistributed
   tax exempt
   income                --         --          --            --           1        --        --
Undistributed
   long-term
   capital gain          --        368          49           108          25        --        --
Capital loss
   carryforwards
   expiring:
   Dec. 2005             --         --          --            --          --        (2)       --
   Dec. 2008             --         --          --            --          --        (2)       --
   Dec. 2009        (36,271)        --          --            --          --       (18)       --
   Dec. 2010        (25,686)        --          --            --          --        --        --
   Dec. 2011         (1,697)        --          --            --          --        --        --
   Dec. 2012             --         --          --            --          --        --       (27)
Post-October
   Losses                --         --          --            --          --        (2)      (19)
Other Temporary
   Differences           --       (16)         (15)         (486)         44        --        --
Unrealized
   appreciation      18,694     13,508       6,799         4,371       9,564        --        --

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended
December 31, 2004 the Equity, Strategic Growth, and the Money Market Funds, utilized capital loss carryforwards of $1,987,036, $1,048,930 and $442, respectively, to offset realized capital gains.

   Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2004 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

   The aggregate gross unrealized appreciation and depreciation of securities held by the Equity, Strategic Growth, Tax Managed Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at December 31, 2004 were as follows:



Bishop Street Funds                    72

--------------------------------------------------------------------------------


                                 Strategic         Tax         High Grade       Hawaii
                     Equity       Growth         Managed        Income        Municipal
                      Fund         Fund        Equity Fund       Fund         Bond Fund
                      (000)        (000)          (000)          (000)          (000)
                    --------     ---------     -----------     ----------     ---------
Federal Tax Cost    $187,597     $65,425         $28,699        $200,837      $166,938
                    --------     -------         -------        --------      --------
Gross
   Unrealized
   Appreciation       26,667      14,280           7,194           4,854         9,635
Gross
   Unrealized
   Depreciation       (7,973)       (772)           (395)           (483)          (71)
                    --------     -------         -------        --------      --------
Net
   Unrealized
   Appreciation     $ 18,694     $13,508         $ 6,799        $  4,371      $  9,564
                    ========     =======         =======        ========      ========

8. CONCENTRATION OF CREDIT RISK
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

9. OTHER
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENT
   On or about April 29, 2005, the Class A Shares for the Equity Fund and High Grade Income Fund will be reclassified as Institutional Class Shares of the respective Funds. Those Class A Shares will then be liquidated. This reclassification will result in reduced expenses for the former Class A shareholders as the Institutional Class Shares are not subject to a 12b-1 fee. Shareholders of the relevant Funds will continue to be invested in the same Bishop Street Fund(s), whose management, fund objective and investment strategies will not change as a result of the reclassification of Class A Shares into Institutional Class Shares. The reclassification will not have any tax implications for the affected Funds or their respective shareholders.



December 31, 2004                      73              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Bishop Street Funds:


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity, Strategic Growth, Tax Managed Equity, High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds (constituting Bishop Street Funds, hereafter referred to as the "Fund") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2005



Bishop Street Funds                    74

Bishop Street Funds
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% FUND RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



December 31, 2004                      75              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                                     Beginning       Ending                     Expenses
                                      Account        Account      Annualized      Paid
                                       Value          Value         Expense      During
                                      6/30/04       12/31/04        Ratios       Period*
-------------------------------------------------------------------------------------------
EQUITY FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,034.40         1.00%       $5.11
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,020.11         1.00%        5.08
-------------------------------------------------------------------------------------------
EQUITY FUND -- CLASS A
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,033.30         1.24%       $6.34
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,018.90         1.24%        6.29
-------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,060.80         1.08%       $5.59
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,019.71         1.08%        5.48
-------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,037.80         1.00%       $5.12
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,020.11         1.00%        5.08
-------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,039.30         0.76%       $3.90
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,021.32         0.76%        3.86
-------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND -- CLASS A
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,039.10         1.01%       $5.18
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,020.06         1.01%        5.13
-------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,044.00         0.55%       $2.83
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,022.37         0.55%        2.80
-------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS A
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,042.70         0.80%       $4.11
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,021.11         0.80%        4.06
-------------------------------------------------------------------------------------------
MONEY MARKET FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,006.00         0.50%       $2.52
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,022.62         0.50%        2.54
-------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,004.70         0.75%       $3.78
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,021.37         0.75%        3.81
-------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND -- INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                $1,000.00     $1,005.90         0.44%       $2.22
   HYPOTHETICAL 5% FUND RETURN        1,000.00      1,022.92         0.44%        2.24
-------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Bishop Street Funds                          76

Bishop Street Funds
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS OF BISHOP STREET FUNDS (UNAUDITED)


   For shareholders that do not have a December 31, 2004 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice.
   For the fiscal year ended December 31, 2004, each Fund has designated the following items with regard to distributions paid during the year:

                             (A)            (B)            (C)
                          LONG TERM      SHORT TERM     ORDINARY
                        CAPITAL GAINS  CAPITAL GAINS     INCOME          (D)
                        DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  TAX EXEMPT
FUND                     (TAX BASIS)    (TAX BASIS)    (TAX BASIS)    INTEREST
------                  -------------  -------------  -------------  ----------
Equity                        0%             0%           100%            0%
Strategic Growth              0%             0%             0%            0%
Tax Managed Equity           78%             4%            18%            0%
High Grade Income             9%             0%            91%            0%
Hawaii Municipal Bond        20%             1%             0%           79%
Money Market                  0%             0%           100%            0%
Treasury Money Market         0%             1%            99%            0%

                                            (F)
                                         DIVIDENDS
                            (E)       QUALIFYING FOR
                          (A+B+C+D)      CORPORATE         (G)          (H)
                            TOTAL       DIVIDENDS      QUALIFYING       U.S.
                        DISTRIBUTIONS   RECEIVABLE       DIVIDEND    GOVERNMENT
FUND                     (TAX BASIS)   DEDUCTION(1)      INCOME(2)  INTEREST (3)
------                  -------------  -------------   -----------  ------------
Equity                      100%           100%            100%           0%
Strategic Growth              0%             0%              0%           0%
Tax Managed Equity          100%           100%            100%           0%
High Grade Income           100%             0%              0%           7%
Hawaii Municipal Bond       100%             0%              0%           0%
Money Market                100%             0%              0%           5%
Treasury Money Market       100%             0%              0%          35%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS REQUIRED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS" (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.
* ITEMS (A), (B), (C) AND (D) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.
** ITEMS (F), (G) AND (H) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME) OF EACH FUND.


December 31, 2004                      77              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS
The following table lists the Trustees and Officers as of February 17, 2005.




                                                                   TERM OF
                                              POSITION            OFFICE AND
                  PERSONAL                  HELD WITH THE         LENGTH OF
                  INFORMATION(1)               COMPANY           TIME SERVED(2)
----------------------------------------    -------------        ------------

INDEPENDENT BOARD MEMBERS

[Photo Omitted]

                  MR. MARTIN ANDERSON          Trustee            Since 1994
                  81


[Photo Omitted]

                  MR. PETER F. SANSEVERO       Trustee            Since 1999
                  71


[Photo Omitted]

                  MR. MANUEL R. SYLVESTER      Trustee            Since 1994
                  74


[Photo Omitted]

                  DR. JOYCE S. TSUNODA         Trustee            Since 1994
                  66





Bishop Street Funds                    78

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                BISHOP STREET        OTHER
                                                FUNDS COMPLEX    DIRECTORSHIPS
                 PRINCIPAL OCCUPATION(S)         OVERSEEN BY        HELD BY
                  DURING PAST 5 YEARS           BOARD MEMBER(3)  BOARD MEMBER(4)
---------------------------------------------   -------------    -------------





PARTNER -- Goodsill, Anderson, Quinn & Stifel         7                None
           since 1951








REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND      7                None
  FIRST VICE PRESIDENT -- Merrill Lynch
  (1958-1997)



RETIRED SINCE 1992                                    7                None




EMERITUS CHANCELLOR FOR THE COMMUNITY COLLEGES --     7                None
University of Hawaii since October 2003
DISTINGUISHED VISITING SCHOLAR -- East-West
Center since January 2004
VICE PRESIDENT FOR INTERNATIONAL EDUCATION --
University of Hawaii System (2003-2004)
CHANCELLOR FOR COMMUNITY COLLEGES --
University of Hawaii (1983-2003)
SENIOR VICE PRESIDENT -- University of Hawaii
(1989-2003)



December 31, 2004                      79              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

                                                                    TERM OF
                                                POSITION(S)        OFFICE AND
                  PERSONAL                     HELD WITH THE       LENGTH OF
                  INFORMATION(1)                  COMPANY         TIME SERVED(2)
--------------------------------------         -------------      ------------

INTERESTED BOARD MEMBERS(5)


[Photo Omitted]
                  MR. PHILLIP H. CHING             Trustee          Since 1994
                  73




                                                 President
[Photo Omitted]                                     and
                  MR. ROBERT A. NESHER          Chairman of         Since 1998
                  58                             the Board
                                                of Trustees


[Photo Omitted]
                  MR. JOHN K. TSUI                 Trustee          Since 2004
                  66




OFFICERS
                  Peter (Pedro) A. Rodriquez     Treasurer        Since February 2005
                  42                           and Controller




                  Philip T. Masterson          Vice President            1
                  40                           and Secretary




Bishop Street Funds                    80

                                                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     BISHOP STREET             OTHER
                                                     FUNDS COMPLEX          DIRECTORSHIPS
  PRINCIPAL OCCUPATION(S)                             OVERSEEN BY             HELD BY
    DURING PAST 5 YEARS                              BOARD MEMBER(3)        BOARD MEMBER(4)
-----------------------------------------            -------------          -------------

RETIRED SINCE 1996                                         7                    None
VICE CHAIRMAN -- First Hawaiian Bank
(1968-1996)


                                                                     TRUSTEE OF: THE ADVISORS' INNER CIRCLE
                                                                     FUND, THE ADVISORS' INNER CIRCLE FUND II,
CURRENTLY PERFORMS VARIOUS SERVICES ON BEHALF OF           7         EXPEDITION FUNDS, SEI ASSET ALLOCATION
SEI INVESTMENTS FOR WHICH MR. NESHER IS COMPENSATED.                 TRUST, SEI DAILY INCOME TRUST, SEI
EXECUTIVE VICE PRESIDENT -- SEI Investments (1986-1994)              INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS
DIRECTOR AND EXECUTIVE VICE PRESIDENT OF THE ADVISER,                TRUST, SEI INSTITUTIONAL MANAGED TRUST,
THE ADMINISTRATOR AND THE DISTRIBUTOR (1981-1994)                    SEI INSTITUTIONAL INTERNATIONAL TRUST,
                                                                     SEI LIQUID ASSET TRUST
                                                                     AND SEI TAX EXEMPT TRUST.



PRESIDENT, CHIEF OPERATING OFFICER, DIRECTOR -- First      7                    None
Hawaiian Bank (1994-2002) VICE CHAIRMAN,
CHIEF CREDIT OFFICER -- BancWest Corporation
(2000-2002) DIRECTOR -- Bank of the West (2000-2002)



Director, SEI Investments, Fund Accounting and            N/A                    N/A
Administration (1997-present); Vice President,
Blackrock Financial Management, Fund
Administration (April 2002-September 2002).



Employed by SEI Investments since 2004. General           N/A                    N/A
counsel, CITCO Mutual Fund Services (2003-
2004); Vice President and Associate Counsel,
Oppenheimer Funds (1998-2003).




December 31, 2004                      81              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


                                                               TERM OF
                                         POSITION(S)          OFFICE AND
           PERSONAL                     HELD WITH THE         LENGTH OF
           INFORMATION(1)                  COMPANY           TIME SERVED(2)
-------------------------------         -------------        ------------

           James Ndiaye               Vice President and    Since February 2005
           37                         Assistant Secretary




           Sofia A. Rosala            Vice President and    Since February 2005
           31                        Assistant Secretary



           Timothy D. Barto           Vice President and             4
           36                        Assistant Secretary


           Michael T. Pang            Vice President and    Since February 2005
           32                        Assistant Secretary




           Ryan S. Ushijima                  Chief                   1
           48                             Compliance
                                            Officer


           Lori Foo                   Vice President and             3
           47                        Assistant Secretary




1 EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE C/O BISHOP STREET FUNDS, PO BOX 3708, HONOLULU, HI 96811. EACH OFFICER MAY BE CONTACTED BY WRITING TO THE OFFICER C/O SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.
2 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
3 THE "BISHOP STREET FUNDS COMPLEX" CONSISTS OF ALL REGISTERED INVESTMENT COMPANIES FOR WHICH BISHOP STREET CAPITAL MANAGEMENT SERVES AS INVESTMENT ADVISER. AS OF JUNE 30, 2004, THE BISHOP STREET FUNDS COMPLEX CONSISTED OF 7 FUNDS.



Bishop Street Funds                    82

                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     BISHOP STREET             OTHER
                                                     FUNDS COMPLEX          DIRECTORSHIPS
  PRINCIPAL OCCUPATION(S)                             OVERSEEN BY             HELD BY
    DURING PAST 5 YEARS                              BOARD MEMBER(3)        BOARD MEMBER(4)
---------------------------------------------        ---------------        ---------------

Employed by SEI Investments since 2004. Vice               N/A                   N/A
President, Deutsche Asset Management (2003-
2004); Associate, Morgan, Lewis & Bockius LLP
(2000-2003); Assistant Vice President, ING
Variable Annuities Group (1999-2000).

Compliance Officer of SEI Investments                      N/A                   N/A
since September 2001. Account and Product
Consultant, SEI Private Trust Company
(1998-2001).

Vice President and Assistant Secretary of SEI              N/A                   N/A
Investments Global Funds Services since 1999;
Associate, Dechert (1997-1999).

Employed by SEI Investments since January 2005.            N/A                   N/A
Counsel, Caledonian Bank and Trust's Mutual Funds
Group in 2004; Counsel, Permal Asset Management
(2001-2004); Associate, Schulte, Roth and Zabel's
Investment Management Group (2000-2001).

Chief Compliance Officer of Bishop Street Funds;           N/A                   N/A
Commissioner of Securities, Department of
Commerce and Consumer Affairs, State of Hawaii
(1998-2004).

Assistant Vice President of First Hawaiian Bank since      N/A                   N/A
2000; Employed by First Hawaiian Bank since 1994.



4 DIRECTORSHIPS OF COMPANIES ARE REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
5 MESSRS. CHING, NESHER AND TSUI ARE TRUSTEES WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

FOR MORE INFORMATION REGARDING THE TRUSTEES AND OFFICERS, PLEASE REFER TO THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS AVAILABLE UPON REQUEST BY CALLING 1-800-262-9565.



December 31, 2004                      83              www.bishopstreetfunds.com

--------------------------------------------------------------------------------

                                      NOTES

[Background Graphic Omitted]

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64121

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103



                       [BISHOP STREET FUNDS LOGO OMITTED]


       FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                         OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

[BISHOP STREET FUNDS LOGO OMITTED]

BISHOP STREET FUNDS
P.O. BOX 3708
HONOLULU, HI 96811


THIS REPORT AND THE FINANCIAL
STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF BISHOP STREET FUNDS' SHAREHOLDERS.
THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS
UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE
NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY FIRST HAWAIIAN BANK OR
ANY OF ITS AFFILIATES. SUCH SHARES ARE
ALSO NOT FEDERALLY INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY. INVESTMENT IN SHARES OF
MUTUAL FUNDS INVOLVES RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL. THE
BISHOP STREET FUNDS ARE DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO., WHICH
IS NOT AFFILIATED WITH FIRST HAWAIIAN
BANK, BANK OF THE WEST OR BANCWEST
CORPORATION. BANCWEST CORPORATION IS
A WHOLLY-OWNED SUBSIDIARY OF BNP
PARIBAS.

BSF-AR-006-1000

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Manuel R. Sylvester and is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers (PwC LLP) Related to the Trust

PwC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit          $98,200             N/A               N/A             $90,500             N/A               N/A
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------------------------------------------
                Tax Fees                           N/A               N/A

                ---------------------------------------------------------------
                All Other Fees                     N/A               N/A

                ---------------------------------------------------------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h)      Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      Bishop Street Funds

                                                  /s/ Robert A. Nesher
By (Signature and Title)*                         ------------------------------
                                                  Robert A. Nesher
                                                  President

Date: 02/28/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                  /s/ Robert A. Nesher
By (Signature and Title)*                         ------------------------------
                                                  Robert A. Nesher
                                                  President

Date: 02/28/05

                                                  /s/ Peter (Pedro) A. Rodriguez
By (Signature and Title)*                         ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Treasurer and Controller

Date 02/28/05

* Print the name and title of each signing officer under his or her signature.